UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Diversified Stock Fund
Class A

June 30, 2009

1.818358.104

DESIN-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.2%
Johnson Controls, Inc.	175,000	$ 3,801,000
Automobiles - 0.7%
Toyota Motor Corp. sponsored ADR	100,000	7,553,000
Winnebago Industries, Inc.	350,000	2,600,500
		10,153,500
Distributors - 0.3%
Li & Fung Ltd.	1,966,000	5,276,558
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc.	75,000	1,277,250
McCormick & Schmick's Seafood Restaurants (a)	475,000	3,614,750
Punch Taverns PLC	400,000	667,931
Royal Caribbean Cruises Ltd. (e)	275,000	3,723,500
Ruth's Chris Steak House, Inc. (a)	250,000	917,500
The Cheesecake Factory, Inc. (a)	350,000	6,055,000
		16,255,931
Household Durables - 2.3%
Centex Corp.	450,000	3,807,000
Lennar Corp. Class A	248,111	2,404,196
Newell Rubbermaid, Inc.	2,750,000	28,627,500
		34,838,696
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	50,000	4,183,000
Gaiam, Inc. Class A (a)	350,000	1,914,500
		6,097,500
Media - 2.1%
Central European Media Enterprises Ltd. Class A (a)(e)	225,000	4,430,250
Comcast Corp. Class A	955,700	13,848,093
DISH Network Corp. Class A (a)	500,000	8,105,000
New Frontier Media, Inc. (a)(f)	996,330	2,391,192
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,400,000	3,514,000
		32,288,535
Multiline Retail - 0.6%
Macy's, Inc.	400,000	4,704,000
Target Corp.	125,000	4,933,750
		9,637,750
Specialty Retail - 2.2%
AnnTaylor Stores Corp. (a)	800,000	6,384,000
Best Buy Co., Inc.	200,000	6,698,000
Gamestop Corp. Class A (a)	175,000	3,851,750
Lowe's Companies, Inc.	750,000	14,557,500
MarineMax, Inc. (a)	37,071	127,524
OfficeMax, Inc.	356,986	2,241,872
		33,860,646

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc. (a)	535,300	$ 8,034,853
Liz Claiborne, Inc.	500,000	1,440,000
		9,474,853
TOTAL CONSUMER DISCRETIONARY		161,684,969
CONSUMER STAPLES - 5.7%
Beverages - 1.0%
Anheuser-Busch InBev NV	150,000	5,415,825
Constellation Brands, Inc. Class A (sub. vtg.) (a)	400,000	5,072,000
Diageo PLC sponsored ADR	75,000	4,293,750
		14,781,575
Food & Staples Retailing - 0.6%
CVS Caremark Corp.	300,000	9,561,000
Food Products - 1.8%
Archer Daniels Midland Co.	175,000	4,684,750
Hain Celestial Group, Inc. (a)	300,000	4,683,000
Kraft Foods, Inc. Class A	150,000	3,801,000
Nestle SA (Reg.)	400,000	15,066,274
		28,235,024
Household Products - 1.1%
Energizer Holdings, Inc. (a)	75,000	3,918,000
Procter & Gamble Co.	250,000	12,775,000
		16,693,000
Personal Products - 0.4%
Avon Products, Inc.	250,000	6,445,000
Tobacco - 0.8%
Altria Group, Inc.	750,000	12,292,500
TOTAL CONSUMER STAPLES		88,008,099
ENERGY - 9.2%
Energy Equipment & Services - 1.8%
Helix Energy Solutions Group, Inc. (a)	200,000	2,174,000
Helmerich & Payne, Inc.	125,000	3,858,750
Noble Corp.	250,000	7,562,500
North American Energy Partners, Inc. (a)	975,000	5,937,751
Patterson-UTI Energy, Inc.	200,000	2,572,000
Smith International, Inc.	200,000	5,150,000
		27,255,001
Oil, Gas & Consumable Fuels - 7.4%
Chevron Corp.	200,000	13,250,000
Clean Energy Fuels Corp. (a)(e)	50,000	430,500
Denbury Resources, Inc. (a)	100,000	1,473,000
EOG Resources, Inc.	100,000	6,792,000
EXCO Resources, Inc. (a)	300,000	3,876,000
Exxon Mobil Corp.	500,000	34,955,000
Marathon Oil Corp.	475,000	14,311,750
OAO Gazprom sponsored ADR	150,000	3,042,000
Petrobank Energy & Resources Ltd. (a)	125,000	3,630,384
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp. (a)	150,000	$ 3,345,000
Plains Exploration & Production Co. (a)	118,300	3,236,688
Total SA sponsored ADR	275,000	14,913,250
Ultra Petroleum Corp. (a)	150,000	5,850,000
Valero Energy Corp.	350,000	5,911,500
		115,017,072
TOTAL ENERGY		142,272,073
FINANCIALS - 19.8%
Capital Markets - 3.7%
AllianceBernstein Holding LP	175,000	3,515,750
Goldman Sachs Group, Inc.	150,000	22,116,000
KKR Private Equity Investors, LP (a)	1,750,000	10,500,000
Morgan Stanley	425,000	12,116,750
State Street Corp.	200,000	9,440,000
		57,688,500
Commercial Banks - 5.0%
Alliance Financial Corp.	100,000	2,836,000
Huntington Bancshares, Inc.	800,000	3,344,000
KeyCorp	200,000	1,048,000
M&T Bank Corp. (e)	100,000	5,093,000
PNC Financial Services Group, Inc.	248,100	9,628,761
SunTrust Banks, Inc.	150,000	2,467,500
Wells Fargo & Co.	2,200,000	53,372,000
		77,789,261
Consumer Finance - 0.7%
American Express Co.	100,000	2,324,000
Capital One Financial Corp.	400,000	8,752,000
		11,076,000
Diversified Financial Services - 6.1%
Bank of America Corp.	3,800,000	50,160,000
CIT Group, Inc. (e)	1,000,000	2,150,000
Climate Exchange PLC (a)	125,000	1,761,339
JPMorgan Chase & Co.	1,050,000	35,815,500
KKR Financial Holdings LLC	5,000,000	4,650,000
		94,536,839
Insurance - 3.0%
ACE Ltd.	200,000	8,846,000
Arch Capital Group Ltd. (a)	75,000	4,393,500
Everest Re Group Ltd.	75,000	5,367,750
Genworth Financial, Inc. Class A (non-vtg.)	500,000	3,495,000
Hartford Financial Services Group, Inc.	225,000	2,670,750
Lincoln National Corp.	300,000	5,163,000
RenaissanceRe Holdings Ltd.	175,000	8,144,500
The Chubb Corp.	200,000	7,976,000
		46,056,500

	Shares	Value
Real Estate Investment Trusts - 0.2%
Developers Diversified Realty Corp.	471,448	$ 2,300,666
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	100,000	936,000
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (e)	1,800,000	7,920,000
Radian Group, Inc.	2,770,300	7,535,216
		15,455,216
TOTAL FINANCIALS		305,838,982
HEALTH CARE - 15.4%
Biotechnology - 1.1%
Alnylam Pharmaceuticals, Inc. (a)	135,000	3,006,450
Amgen, Inc. (a)	200,000	10,588,000
Amylin Pharmaceuticals, Inc. (a)	175,000	2,362,500
Cephalon, Inc. (a)	25,000	1,416,250
		17,373,200
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	75,000	3,972,000
Conceptus, Inc. (a)(e)	350,000	5,915,000
Edwards Lifesciences Corp. (a)	37,500	2,551,125
Inverness Medical Innovations, Inc. (a)	100,000	3,558,000
Medtronic, Inc.	225,000	7,850,250
Mindray Medical International Ltd. sponsored ADR (e)	100,000	2,792,000
St. Jude Medical, Inc. (a)	187,500	7,706,250
Varian Medical Systems, Inc. (a)	75,000	2,635,500
		36,980,125
Health Care Providers & Services - 2.8%
DaVita, Inc. (a)	125,000	6,182,500
Express Scripts, Inc. (a)	50,000	3,437,500
Henry Schein, Inc. (a)	75,000	3,596,250
Humana, Inc. (a)	200,000	6,452,000
LCA-Vision, Inc. (e)	600,000	2,532,000
Medco Health Solutions, Inc. (a)	75,000	3,420,750
UnitedHealth Group, Inc.	375,000	9,367,500
WellPoint, Inc. (a)	150,000	7,633,500
		42,622,000
Health Care Technology - 0.3%
athenahealth, Inc. (a)	75,000	2,775,750
MedAssets, Inc. (a)	75,000	1,458,750
		4,234,500
Life Sciences Tools & Services - 0.7%
Charles River Laboratories International, Inc. (a)	125,000	4,218,750
Illumina, Inc. (a)	125,000	4,867,500
QIAGEN NV (a)	100,000	1,859,000
		10,945,250
Pharmaceuticals - 8.1%
Abbott Laboratories	325,000	15,288,000
Allergan, Inc.	75,000	3,568,500
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	600,000	$ 34,080,000
Merck & Co., Inc.	950,000	26,562,000
Pfizer, Inc.	1,500,000	22,500,000
Schering-Plough Corp.	300,000	7,536,000
Wyeth	350,000	15,886,500
		125,421,000
TOTAL HEALTH CARE		237,576,075
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	450,000	14,130,000
The Boeing Co.	200,000	8,500,000
		22,630,000
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	75,000	3,749,250
Airlines - 0.1%
Delta Air Lines, Inc. (a)	100,000	579,000
UAL Corp. (a)	200,000	638,000
		1,217,000
Building Products - 0.1%
Masco Corp.	200,000	1,916,000
Commercial Services & Supplies - 0.7%
Clean Harbors, Inc. (a)	100,000	5,399,000
Republic Services, Inc.	150,000	3,661,500
Ritchie Brothers Auctioneers, Inc. (e)	100,000	2,345,000
		11,405,500
Construction & Engineering - 0.5%
Quanta Services, Inc. (a)	300,000	6,939,000
Electrical Equipment - 2.7%
First Solar, Inc. (a)(e)	70,000	11,348,400
Gintech Energy Corp. GDR (a)(g)	565,000	1,132,058
JA Solar Holdings Co. Ltd. ADR (a)	900,000	4,230,000
Motech Industries, Inc.	500,000	1,955,265
Q-Cells SE (a)(e)	150,000	3,050,873
Renewable Energy Corp. AS (a)(e)	300,000	2,327,353
Renewable Energy Corp. AS rights 7/13/09 (a)(e)	103,448	369,905
Rockwell Automation, Inc.	200,000	6,424,000
SMA Solar Technology AG	10,000	740,205
SolarWorld AG (e)	200,000	4,704,656
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	325,000	5,804,500
		42,087,215
Industrial Conglomerates - 0.2%
Textron, Inc.	256,300	2,475,858

	Shares	Value
Machinery - 0.2%
Briggs & Stratton Corp.	75,000	$ 1,000,500
Flowserve Corp.	25,000	1,745,250
		2,745,750
Professional Services - 0.5%
CoStar Group, Inc. (a)	75,135	2,995,632
Manpower, Inc.	100,000	4,234,000
		7,229,632
Road & Rail - 1.2%
CSX Corp.	300,000	10,389,000
Ryder System, Inc.	275,000	7,678,000
		18,067,000
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. (a)	150,000	2,169,000
TOTAL INDUSTRIALS		122,631,205
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 3.6%
Cisco Systems, Inc. (a)	2,275,000	42,406,000
Harris Corp.	100,000	2,836,000
Infinera Corp. (a)	200,000	1,826,000
Juniper Networks, Inc. (a)	375,000	8,850,000
		55,918,000
Computers & Peripherals - 3.3%
Apple, Inc. (a)	200,000	28,486,000
Hewlett-Packard Co.	500,000	19,325,000
SanDisk Corp. (a)	126,900	1,864,161
Seagate Technology	175,000	1,830,500
		51,505,661
Electronic Equipment & Components - 2.5%
Acacia Research Corp. - Acacia Technologies (a)	1,500,000	11,805,000
BYD Co. Ltd. (H Shares) (a)	500,000	1,980,671
Comverge, Inc. (a)(e)	250,000	3,025,000
Coretronic Corp.	2,250,000	2,263,010
Corning, Inc.	900,000	14,454,000
Everlight Electronics Co. Ltd.	1,000,000	2,550,213
Rotork PLC	200,000	2,722,723
		38,800,617
Internet Software & Services - 2.1%
Equinix, Inc. (a)(e)	175,000	12,729,500
Google, Inc. Class A (sub. vtg.) (a)	40,000	16,863,600
Rackspace Hosting, Inc. (e)	75,000	1,039,500
Terremark Worldwide, Inc. (a)	250,000	1,445,000
		32,077,600
IT Services - 2.4%
Cognizant Technology Solutions Corp. Class A (a)	400,000	10,680,000
MasterCard, Inc. Class A	90,000	15,057,900
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Paychex, Inc.	300,000	$ 7,560,000
Visa, Inc.	50,000	3,113,000
		36,410,900
Office Electronics - 0.2%
Xerox Corp.	400,000	2,592,000
Semiconductors & Semiconductor Equipment - 5.3%
ARM Holdings PLC sponsored ADR (e)	1,100,000	6,567,000
ASML Holding NV (NY Shares)	250,000	5,412,500
Lam Research Corp. (a)	300,000	7,800,000
MEMC Electronic Materials, Inc. (a)	3,000,000	53,429,999
National Semiconductor Corp.	300,020	3,765,251
Radiant Opto-Electronics Corp.	1,500,000	1,720,937
Taiwan Semiconductor Manufacturing Co. Ltd.	1,750,000	2,913,116
		81,608,803
Software - 2.7%
Autodesk, Inc. (a)	100,000	1,898,000
Autonomy Corp. PLC (a)	555,000	13,120,647
Nice Systems Ltd. sponsored ADR (a)	400,000	9,228,000
Nintendo Co. Ltd.	25,000	6,894,000
Salesforce.com, Inc. (a)	125,000	4,771,250
VMware, Inc. Class A (a)	200,000	5,454,000
		41,365,897
TOTAL INFORMATION TECHNOLOGY		340,279,478
MATERIALS - 2.5%
Chemicals - 1.4%
Ashland, Inc.	150,000	4,207,500
Cytec Industries, Inc.	100,000	1,862,000
E.I. du Pont de Nemours & Co.	200,000	5,124,000
Rockwood Holdings, Inc. (a)	200,000	2,928,000
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	60,000	2,171,400
Terra Industries, Inc.	150,000	3,633,000
The Mosaic Co.	45,000	1,993,500
		21,919,400
Construction Materials - 0.2%
Texas Industries, Inc. (e)	75,000	2,352,000
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	75,000	2,862,000
Metals & Mining - 0.6%
ArcelorMittal SA (NY Shares) Class A	125,000	4,135,000
Nucor Corp.	100,000	4,443,000
Tata Steel Ltd.	175,000	1,431,702
		10,009,702

	Shares	Value
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	37,500	$ 1,141,125
TOTAL MATERIALS		38,284,227
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	500,000	12,420,000
Global Crossing Ltd. (a)	570,000	5,232,600
PAETEC Holding Corp. (a)	1,000,000	2,700,000
tw telecom, inc. (a)	350,000	3,594,500
Verizon Communications, Inc.	800,000	24,584,000
		48,531,100
Wireless Telecommunication Services - 0.7%
Bharti Airtel Ltd. (a)	200,000	3,359,791
NII Holdings, Inc. (a)	175,000	3,337,250
Sprint Nextel Corp. (a)	750,000	3,607,500
		10,304,541
TOTAL TELECOMMUNICATION SERVICES		58,835,641
UTILITIES - 2.2%
Electric Utilities - 1.8%
Allegheny Energy, Inc.	50,000	1,282,500
Entergy Corp.	175,000	13,566,000
Exelon Corp.	250,000	12,802,500
		27,651,000
Independent Power Producers & Energy Traders - 0.4%
AES Corp.	550,000	6,385,500
TOTAL UTILITIES		34,036,500
TOTAL COMMON STOCKS (Cost $1,772,705,950)		1,529,447,249
Convertible Bonds - 0.0%
Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (d)	$ 2,950,000	92,042
(Cost $843,465)
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b)	4,403,426	$ 4,403,426
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	38,719,255	38,719,255
TOTAL MONEY MARKET FUNDS (Cost $43,122,681)		43,122,681
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,816,672,096)	1,572,661,972
NET OTHER ASSETS - (2.0)%	(30,361,310)
NET ASSETS - 100%	$ 1,542,300,662
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,132,058 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 196,102
Fidelity Securities Lending Cash Central Fund	1,765,577
Total	$ 1,961,679
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acacia Research Corp. - Acacia Technologies	$ 4,832,000	$ 561,339	$ 576,387	$ -	$ -
New Frontier Media, Inc.	-	1,753,457	8,781	-	2,391,192
Total	$ 4,832,000	$ 2,314,796	$ 585,168	$ -	$ 2,391,192
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 161,684,969	$ 161,684,969	$ -	$ -
Consumer Staples	88,008,099	88,008,099	-	-
Energy	142,272,073	142,272,073	-	-
Financials	305,838,982	305,838,982	-	-
Health Care	237,576,075	237,576,075	-	-
Industrials	122,631,205	122,631,205	-	-
Information Technology	340,279,478	333,385,478	6,894,000	-
Materials	38,284,227	38,284,227	-	-
Telecommunication Services	58,835,641	58,835,641	-	-
Utilities	34,036,500	34,036,500	-	-
Corporate Bonds	92,042	-	-	92,042
Money Market Funds	43,122,681	43,122,681	-	-
Total Investments in Securities	$ 1,572,661,972	$ 1,565,675,930	$ 6,894,000	$ 92,042
The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:

Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(15,272)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	107,314
Ending Balance	$ 92,042
Total unrealized gain (loss) on investments held at June 30, 2009	$ (15,272)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,858,701,921. Net unrealized depreciation aggregated $286,039,949, of which $125,727,973 related to appreciated investment securities and $411,767,922 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Diversified Stock Fund
Class O

June 30, 2009

1.804792.105

DESIO-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.2%
Johnson Controls, Inc.	175,000	$ 3,801,000
Automobiles - 0.7%
Toyota Motor Corp. sponsored ADR	100,000	7,553,000
Winnebago Industries, Inc.	350,000	2,600,500
		10,153,500
Distributors - 0.3%
Li & Fung Ltd.	1,966,000	5,276,558
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc.	75,000	1,277,250
McCormick & Schmick's Seafood Restaurants (a)	475,000	3,614,750
Punch Taverns PLC	400,000	667,931
Royal Caribbean Cruises Ltd. (e)	275,000	3,723,500
Ruth's Chris Steak House, Inc. (a)	250,000	917,500
The Cheesecake Factory, Inc. (a)	350,000	6,055,000
		16,255,931
Household Durables - 2.3%
Centex Corp.	450,000	3,807,000
Lennar Corp. Class A	248,111	2,404,196
Newell Rubbermaid, Inc.	2,750,000	28,627,500
		34,838,696
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	50,000	4,183,000
Gaiam, Inc. Class A (a)	350,000	1,914,500
		6,097,500
Media - 2.1%
Central European Media Enterprises Ltd. Class A (a)(e)	225,000	4,430,250
Comcast Corp. Class A	955,700	13,848,093
DISH Network Corp. Class A (a)	500,000	8,105,000
New Frontier Media, Inc. (a)(f)	996,330	2,391,192
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,400,000	3,514,000
		32,288,535
Multiline Retail - 0.6%
Macy's, Inc.	400,000	4,704,000
Target Corp.	125,000	4,933,750
		9,637,750
Specialty Retail - 2.2%
AnnTaylor Stores Corp. (a)	800,000	6,384,000
Best Buy Co., Inc.	200,000	6,698,000
Gamestop Corp. Class A (a)	175,000	3,851,750
Lowe's Companies, Inc.	750,000	14,557,500
MarineMax, Inc. (a)	37,071	127,524
OfficeMax, Inc.	356,986	2,241,872
		33,860,646

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc. (a)	535,300	$ 8,034,853
Liz Claiborne, Inc.	500,000	1,440,000
		9,474,853
TOTAL CONSUMER DISCRETIONARY		161,684,969
CONSUMER STAPLES - 5.7%
Beverages - 1.0%
Anheuser-Busch InBev NV	150,000	5,415,825
Constellation Brands, Inc. Class A (sub. vtg.) (a)	400,000	5,072,000
Diageo PLC sponsored ADR	75,000	4,293,750
		14,781,575
Food & Staples Retailing - 0.6%
CVS Caremark Corp.	300,000	9,561,000
Food Products - 1.8%
Archer Daniels Midland Co.	175,000	4,684,750
Hain Celestial Group, Inc. (a)	300,000	4,683,000
Kraft Foods, Inc. Class A	150,000	3,801,000
Nestle SA (Reg.)	400,000	15,066,274
		28,235,024
Household Products - 1.1%
Energizer Holdings, Inc. (a)	75,000	3,918,000
Procter & Gamble Co.	250,000	12,775,000
		16,693,000
Personal Products - 0.4%
Avon Products, Inc.	250,000	6,445,000
Tobacco - 0.8%
Altria Group, Inc.	750,000	12,292,500
TOTAL CONSUMER STAPLES		88,008,099
ENERGY - 9.2%
Energy Equipment & Services - 1.8%
Helix Energy Solutions Group, Inc. (a)	200,000	2,174,000
Helmerich & Payne, Inc.	125,000	3,858,750
Noble Corp.	250,000	7,562,500
North American Energy Partners, Inc. (a)	975,000	5,937,751
Patterson-UTI Energy, Inc.	200,000	2,572,000
Smith International, Inc.	200,000	5,150,000
		27,255,001
Oil, Gas & Consumable Fuels - 7.4%
Chevron Corp.	200,000	13,250,000
Clean Energy Fuels Corp. (a)(e)	50,000	430,500
Denbury Resources, Inc. (a)	100,000	1,473,000
EOG Resources, Inc.	100,000	6,792,000
EXCO Resources, Inc. (a)	300,000	3,876,000
Exxon Mobil Corp.	500,000	34,955,000
Marathon Oil Corp.	475,000	14,311,750
OAO Gazprom sponsored ADR	150,000	3,042,000
Petrobank Energy & Resources Ltd. (a)	125,000	3,630,384
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp. (a)	150,000	$ 3,345,000
Plains Exploration & Production Co. (a)	118,300	3,236,688
Total SA sponsored ADR	275,000	14,913,250
Ultra Petroleum Corp. (a)	150,000	5,850,000
Valero Energy Corp.	350,000	5,911,500
		115,017,072
TOTAL ENERGY		142,272,073
FINANCIALS - 19.8%
Capital Markets - 3.7%
AllianceBernstein Holding LP	175,000	3,515,750
Goldman Sachs Group, Inc.	150,000	22,116,000
KKR Private Equity Investors, LP (a)	1,750,000	10,500,000
Morgan Stanley	425,000	12,116,750
State Street Corp.	200,000	9,440,000
		57,688,500
Commercial Banks - 5.0%
Alliance Financial Corp.	100,000	2,836,000
Huntington Bancshares, Inc.	800,000	3,344,000
KeyCorp	200,000	1,048,000
M&T Bank Corp. (e)	100,000	5,093,000
PNC Financial Services Group, Inc.	248,100	9,628,761
SunTrust Banks, Inc.	150,000	2,467,500
Wells Fargo & Co.	2,200,000	53,372,000
		77,789,261
Consumer Finance - 0.7%
American Express Co.	100,000	2,324,000
Capital One Financial Corp.	400,000	8,752,000
		11,076,000
Diversified Financial Services - 6.1%
Bank of America Corp.	3,800,000	50,160,000
CIT Group, Inc. (e)	1,000,000	2,150,000
Climate Exchange PLC (a)	125,000	1,761,339
JPMorgan Chase & Co.	1,050,000	35,815,500
KKR Financial Holdings LLC	5,000,000	4,650,000
		94,536,839
Insurance - 3.0%
ACE Ltd.	200,000	8,846,000
Arch Capital Group Ltd. (a)	75,000	4,393,500
Everest Re Group Ltd.	75,000	5,367,750
Genworth Financial, Inc. Class A (non-vtg.)	500,000	3,495,000
Hartford Financial Services Group, Inc.	225,000	2,670,750
Lincoln National Corp.	300,000	5,163,000
RenaissanceRe Holdings Ltd.	175,000	8,144,500
The Chubb Corp.	200,000	7,976,000
		46,056,500

	Shares	Value
Real Estate Investment Trusts - 0.2%
Developers Diversified Realty Corp.	471,448	$ 2,300,666
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	100,000	936,000
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (e)	1,800,000	7,920,000
Radian Group, Inc.	2,770,300	7,535,216
		15,455,216
TOTAL FINANCIALS		305,838,982
HEALTH CARE - 15.4%
Biotechnology - 1.1%
Alnylam Pharmaceuticals, Inc. (a)	135,000	3,006,450
Amgen, Inc. (a)	200,000	10,588,000
Amylin Pharmaceuticals, Inc. (a)	175,000	2,362,500
Cephalon, Inc. (a)	25,000	1,416,250
		17,373,200
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	75,000	3,972,000
Conceptus, Inc. (a)(e)	350,000	5,915,000
Edwards Lifesciences Corp. (a)	37,500	2,551,125
Inverness Medical Innovations, Inc. (a)	100,000	3,558,000
Medtronic, Inc.	225,000	7,850,250
Mindray Medical International Ltd. sponsored ADR (e)	100,000	2,792,000
St. Jude Medical, Inc. (a)	187,500	7,706,250
Varian Medical Systems, Inc. (a)	75,000	2,635,500
		36,980,125
Health Care Providers & Services - 2.8%
DaVita, Inc. (a)	125,000	6,182,500
Express Scripts, Inc. (a)	50,000	3,437,500
Henry Schein, Inc. (a)	75,000	3,596,250
Humana, Inc. (a)	200,000	6,452,000
LCA-Vision, Inc. (e)	600,000	2,532,000
Medco Health Solutions, Inc. (a)	75,000	3,420,750
UnitedHealth Group, Inc.	375,000	9,367,500
WellPoint, Inc. (a)	150,000	7,633,500
		42,622,000
Health Care Technology - 0.3%
athenahealth, Inc. (a)	75,000	2,775,750
MedAssets, Inc. (a)	75,000	1,458,750
		4,234,500
Life Sciences Tools & Services - 0.7%
Charles River Laboratories International, Inc. (a)	125,000	4,218,750
Illumina, Inc. (a)	125,000	4,867,500
QIAGEN NV (a)	100,000	1,859,000
		10,945,250
Pharmaceuticals - 8.1%
Abbott Laboratories	325,000	15,288,000
Allergan, Inc.	75,000	3,568,500
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	600,000	$ 34,080,000
Merck & Co., Inc.	950,000	26,562,000
Pfizer, Inc.	1,500,000	22,500,000
Schering-Plough Corp.	300,000	7,536,000
Wyeth	350,000	15,886,500
		125,421,000
TOTAL HEALTH CARE		237,576,075
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	450,000	14,130,000
The Boeing Co.	200,000	8,500,000
		22,630,000
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	75,000	3,749,250
Airlines - 0.1%
Delta Air Lines, Inc. (a)	100,000	579,000
UAL Corp. (a)	200,000	638,000
		1,217,000
Building Products - 0.1%
Masco Corp.	200,000	1,916,000
Commercial Services & Supplies - 0.7%
Clean Harbors, Inc. (a)	100,000	5,399,000
Republic Services, Inc.	150,000	3,661,500
Ritchie Brothers Auctioneers, Inc. (e)	100,000	2,345,000
		11,405,500
Construction & Engineering - 0.5%
Quanta Services, Inc. (a)	300,000	6,939,000
Electrical Equipment - 2.7%
First Solar, Inc. (a)(e)	70,000	11,348,400
Gintech Energy Corp. GDR (a)(g)	565,000	1,132,058
JA Solar Holdings Co. Ltd. ADR (a)	900,000	4,230,000
Motech Industries, Inc.	500,000	1,955,265
Q-Cells SE (a)(e)	150,000	3,050,873
Renewable Energy Corp. AS (a)(e)	300,000	2,327,353
Renewable Energy Corp. AS rights 7/13/09 (a)(e)	103,448	369,905
Rockwell Automation, Inc.	200,000	6,424,000
SMA Solar Technology AG	10,000	740,205
SolarWorld AG (e)	200,000	4,704,656
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	325,000	5,804,500
		42,087,215
Industrial Conglomerates - 0.2%
Textron, Inc.	256,300	2,475,858

	Shares	Value
Machinery - 0.2%
Briggs & Stratton Corp.	75,000	$ 1,000,500
Flowserve Corp.	25,000	1,745,250
		2,745,750
Professional Services - 0.5%
CoStar Group, Inc. (a)	75,135	2,995,632
Manpower, Inc.	100,000	4,234,000
		7,229,632
Road & Rail - 1.2%
CSX Corp.	300,000	10,389,000
Ryder System, Inc.	275,000	7,678,000
		18,067,000
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. (a)	150,000	2,169,000
TOTAL INDUSTRIALS		122,631,205
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 3.6%
Cisco Systems, Inc. (a)	2,275,000	42,406,000
Harris Corp.	100,000	2,836,000
Infinera Corp. (a)	200,000	1,826,000
Juniper Networks, Inc. (a)	375,000	8,850,000
		55,918,000
Computers & Peripherals - 3.3%
Apple, Inc. (a)	200,000	28,486,000
Hewlett-Packard Co.	500,000	19,325,000
SanDisk Corp. (a)	126,900	1,864,161
Seagate Technology	175,000	1,830,500
		51,505,661
Electronic Equipment & Components - 2.5%
Acacia Research Corp. - Acacia Technologies (a)	1,500,000	11,805,000
BYD Co. Ltd. (H Shares) (a)	500,000	1,980,671
Comverge, Inc. (a)(e)	250,000	3,025,000
Coretronic Corp.	2,250,000	2,263,010
Corning, Inc.	900,000	14,454,000
Everlight Electronics Co. Ltd.	1,000,000	2,550,213
Rotork PLC	200,000	2,722,723
		38,800,617
Internet Software & Services - 2.1%
Equinix, Inc. (a)(e)	175,000	12,729,500
Google, Inc. Class A (sub. vtg.) (a)	40,000	16,863,600
Rackspace Hosting, Inc. (e)	75,000	1,039,500
Terremark Worldwide, Inc. (a)	250,000	1,445,000
		32,077,600
IT Services - 2.4%
Cognizant Technology Solutions Corp. Class A (a)	400,000	10,680,000
MasterCard, Inc. Class A	90,000	15,057,900
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Paychex, Inc.	300,000	$ 7,560,000
Visa, Inc.	50,000	3,113,000
		36,410,900
Office Electronics - 0.2%
Xerox Corp.	400,000	2,592,000
Semiconductors & Semiconductor Equipment - 5.3%
ARM Holdings PLC sponsored ADR (e)	1,100,000	6,567,000
ASML Holding NV (NY Shares)	250,000	5,412,500
Lam Research Corp. (a)	300,000	7,800,000
MEMC Electronic Materials, Inc. (a)	3,000,000	53,429,999
National Semiconductor Corp.	300,020	3,765,251
Radiant Opto-Electronics Corp.	1,500,000	1,720,937
Taiwan Semiconductor Manufacturing Co. Ltd.	1,750,000	2,913,116
		81,608,803
Software - 2.7%
Autodesk, Inc. (a)	100,000	1,898,000
Autonomy Corp. PLC (a)	555,000	13,120,647
Nice Systems Ltd. sponsored ADR (a)	400,000	9,228,000
Nintendo Co. Ltd.	25,000	6,894,000
Salesforce.com, Inc. (a)	125,000	4,771,250
VMware, Inc. Class A (a)	200,000	5,454,000
		41,365,897
TOTAL INFORMATION TECHNOLOGY		340,279,478
MATERIALS - 2.5%
Chemicals - 1.4%
Ashland, Inc.	150,000	4,207,500
Cytec Industries, Inc.	100,000	1,862,000
E.I. du Pont de Nemours & Co.	200,000	5,124,000
Rockwood Holdings, Inc. (a)	200,000	2,928,000
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	60,000	2,171,400
Terra Industries, Inc.	150,000	3,633,000
The Mosaic Co.	45,000	1,993,500
		21,919,400
Construction Materials - 0.2%
Texas Industries, Inc. (e)	75,000	2,352,000
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	75,000	2,862,000
Metals & Mining - 0.6%
ArcelorMittal SA (NY Shares) Class A	125,000	4,135,000
Nucor Corp.	100,000	4,443,000
Tata Steel Ltd.	175,000	1,431,702
		10,009,702

	Shares	Value
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	37,500	$ 1,141,125
TOTAL MATERIALS		38,284,227
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	500,000	12,420,000
Global Crossing Ltd. (a)	570,000	5,232,600
PAETEC Holding Corp. (a)	1,000,000	2,700,000
tw telecom, inc. (a)	350,000	3,594,500
Verizon Communications, Inc.	800,000	24,584,000
		48,531,100
Wireless Telecommunication Services - 0.7%
Bharti Airtel Ltd. (a)	200,000	3,359,791
NII Holdings, Inc. (a)	175,000	3,337,250
Sprint Nextel Corp. (a)	750,000	3,607,500
		10,304,541
TOTAL TELECOMMUNICATION SERVICES		58,835,641
UTILITIES - 2.2%
Electric Utilities - 1.8%
Allegheny Energy, Inc.	50,000	1,282,500
Entergy Corp.	175,000	13,566,000
Exelon Corp.	250,000	12,802,500
		27,651,000
Independent Power Producers & Energy Traders - 0.4%
AES Corp.	550,000	6,385,500
TOTAL UTILITIES		34,036,500
TOTAL COMMON STOCKS (Cost $1,772,705,950)		1,529,447,249
Convertible Bonds - 0.0%
Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (d)	$ 2,950,000	92,042
(Cost $843,465)
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b)	4,403,426	$ 4,403,426
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	38,719,255	38,719,255
TOTAL MONEY MARKET FUNDS (Cost $43,122,681)		43,122,681
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,816,672,096)	1,572,661,972
NET OTHER ASSETS - (2.0)%	(30,361,310)
NET ASSETS - 100%	$ 1,542,300,662
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,132,058 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 196,102
Fidelity Securities Lending Cash Central Fund	1,765,577
Total	$ 1,961,679
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acacia Research Corp. - Acacia Technologies	$ 4,832,000	$ 561,339	$ 576,387	$ -	$ -
New Frontier Media, Inc.	-	1,753,457	8,781	-	2,391,192
Total	$ 4,832,000	$ 2,314,796	$ 585,168	$ -	$ 2,391,192
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 161,684,969	$ 161,684,969	$ -	$ -
Consumer Staples	88,008,099	88,008,099	-	-
Energy	142,272,073	142,272,073	-	-
Financials	305,838,982	305,838,982	-	-
Health Care	237,576,075	237,576,075	-	-
Industrials	122,631,205	122,631,205	-	-
Information Technology	340,279,478	333,385,478	6,894,000	-
Materials	38,284,227	38,284,227	-	-
Telecommunication Services	58,835,641	58,835,641	-	-
Utilities	34,036,500	34,036,500	-	-
Corporate Bonds	92,042	-	-	92,042
Money Market Funds	43,122,681	43,122,681	-	-
Total Investments in Securities	$ 1,572,661,972	$ 1,565,675,930	$ 6,894,000	$ 92,042
The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:

Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(15,272)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	107,314
Ending Balance	$ 92,042
Total unrealized gain (loss) on investments held at June 30, 2009	$ (15,272)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,858,701,921. Net unrealized depreciation aggregated $286,039,949, of which $125,727,973 related to appreciated investment securities and $411,767,922 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Diversified Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2009

1.833433.103

ADESI-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.2%
Johnson Controls, Inc.	175,000	$ 3,801,000
Automobiles - 0.7%
Toyota Motor Corp. sponsored ADR	100,000	7,553,000
Winnebago Industries, Inc.	350,000	2,600,500
		10,153,500
Distributors - 0.3%
Li & Fung Ltd.	1,966,000	5,276,558
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc.	75,000	1,277,250
McCormick & Schmick's Seafood Restaurants (a)	475,000	3,614,750
Punch Taverns PLC	400,000	667,931
Royal Caribbean Cruises Ltd. (e)	275,000	3,723,500
Ruth's Chris Steak House, Inc. (a)	250,000	917,500
The Cheesecake Factory, Inc. (a)	350,000	6,055,000
		16,255,931
Household Durables - 2.3%
Centex Corp.	450,000	3,807,000
Lennar Corp. Class A	248,111	2,404,196
Newell Rubbermaid, Inc.	2,750,000	28,627,500
		34,838,696
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	50,000	4,183,000
Gaiam, Inc. Class A (a)	350,000	1,914,500
		6,097,500
Media - 2.1%
Central European Media Enterprises Ltd. Class A (a)(e)	225,000	4,430,250
Comcast Corp. Class A	955,700	13,848,093
DISH Network Corp. Class A (a)	500,000	8,105,000
New Frontier Media, Inc. (a)(f)	996,330	2,391,192
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,400,000	3,514,000
		32,288,535
Multiline Retail - 0.6%
Macy's, Inc.	400,000	4,704,000
Target Corp.	125,000	4,933,750
		9,637,750
Specialty Retail - 2.2%
AnnTaylor Stores Corp. (a)	800,000	6,384,000
Best Buy Co., Inc.	200,000	6,698,000
Gamestop Corp. Class A (a)	175,000	3,851,750
Lowe's Companies, Inc.	750,000	14,557,500
MarineMax, Inc. (a)	37,071	127,524
OfficeMax, Inc.	356,986	2,241,872
		33,860,646

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc. (a)	535,300	$ 8,034,853
Liz Claiborne, Inc.	500,000	1,440,000
		9,474,853
TOTAL CONSUMER DISCRETIONARY		161,684,969
CONSUMER STAPLES - 5.7%
Beverages - 1.0%
Anheuser-Busch InBev NV	150,000	5,415,825
Constellation Brands, Inc. Class A (sub. vtg.) (a)	400,000	5,072,000
Diageo PLC sponsored ADR	75,000	4,293,750
		14,781,575
Food & Staples Retailing - 0.6%
CVS Caremark Corp.	300,000	9,561,000
Food Products - 1.8%
Archer Daniels Midland Co.	175,000	4,684,750
Hain Celestial Group, Inc. (a)	300,000	4,683,000
Kraft Foods, Inc. Class A	150,000	3,801,000
Nestle SA (Reg.)	400,000	15,066,274
		28,235,024
Household Products - 1.1%
Energizer Holdings, Inc. (a)	75,000	3,918,000
Procter & Gamble Co.	250,000	12,775,000
		16,693,000
Personal Products - 0.4%
Avon Products, Inc.	250,000	6,445,000
Tobacco - 0.8%
Altria Group, Inc.	750,000	12,292,500
TOTAL CONSUMER STAPLES		88,008,099
ENERGY - 9.2%
Energy Equipment & Services - 1.8%
Helix Energy Solutions Group, Inc. (a)	200,000	2,174,000
Helmerich & Payne, Inc.	125,000	3,858,750
Noble Corp.	250,000	7,562,500
North American Energy Partners, Inc. (a)	975,000	5,937,751
Patterson-UTI Energy, Inc.	200,000	2,572,000
Smith International, Inc.	200,000	5,150,000
		27,255,001
Oil, Gas & Consumable Fuels - 7.4%
Chevron Corp.	200,000	13,250,000
Clean Energy Fuels Corp. (a)(e)	50,000	430,500
Denbury Resources, Inc. (a)	100,000	1,473,000
EOG Resources, Inc.	100,000	6,792,000
EXCO Resources, Inc. (a)	300,000	3,876,000
Exxon Mobil Corp.	500,000	34,955,000
Marathon Oil Corp.	475,000	14,311,750
OAO Gazprom sponsored ADR	150,000	3,042,000
Petrobank Energy & Resources Ltd. (a)	125,000	3,630,384
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp. (a)	150,000	$ 3,345,000
Plains Exploration & Production Co. (a)	118,300	3,236,688
Total SA sponsored ADR	275,000	14,913,250
Ultra Petroleum Corp. (a)	150,000	5,850,000
Valero Energy Corp.	350,000	5,911,500
		115,017,072
TOTAL ENERGY		142,272,073
FINANCIALS - 19.8%
Capital Markets - 3.7%
AllianceBernstein Holding LP	175,000	3,515,750
Goldman Sachs Group, Inc.	150,000	22,116,000
KKR Private Equity Investors, LP (a)	1,750,000	10,500,000
Morgan Stanley	425,000	12,116,750
State Street Corp.	200,000	9,440,000
		57,688,500
Commercial Banks - 5.0%
Alliance Financial Corp.	100,000	2,836,000
Huntington Bancshares, Inc.	800,000	3,344,000
KeyCorp	200,000	1,048,000
M&T Bank Corp. (e)	100,000	5,093,000
PNC Financial Services Group, Inc.	248,100	9,628,761
SunTrust Banks, Inc.	150,000	2,467,500
Wells Fargo & Co.	2,200,000	53,372,000
		77,789,261
Consumer Finance - 0.7%
American Express Co.	100,000	2,324,000
Capital One Financial Corp.	400,000	8,752,000
		11,076,000
Diversified Financial Services - 6.1%
Bank of America Corp.	3,800,000	50,160,000
CIT Group, Inc. (e)	1,000,000	2,150,000
Climate Exchange PLC (a)	125,000	1,761,339
JPMorgan Chase & Co.	1,050,000	35,815,500
KKR Financial Holdings LLC	5,000,000	4,650,000
		94,536,839
Insurance - 3.0%
ACE Ltd.	200,000	8,846,000
Arch Capital Group Ltd. (a)	75,000	4,393,500
Everest Re Group Ltd.	75,000	5,367,750
Genworth Financial, Inc. Class A (non-vtg.)	500,000	3,495,000
Hartford Financial Services Group, Inc.	225,000	2,670,750
Lincoln National Corp.	300,000	5,163,000
RenaissanceRe Holdings Ltd.	175,000	8,144,500
The Chubb Corp.	200,000	7,976,000
		46,056,500

	Shares	Value
Real Estate Investment Trusts - 0.2%
Developers Diversified Realty Corp.	471,448	$ 2,300,666
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	100,000	936,000
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (e)	1,800,000	7,920,000
Radian Group, Inc.	2,770,300	7,535,216
		15,455,216
TOTAL FINANCIALS		305,838,982
HEALTH CARE - 15.4%
Biotechnology - 1.1%
Alnylam Pharmaceuticals, Inc. (a)	135,000	3,006,450
Amgen, Inc. (a)	200,000	10,588,000
Amylin Pharmaceuticals, Inc. (a)	175,000	2,362,500
Cephalon, Inc. (a)	25,000	1,416,250
		17,373,200
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	75,000	3,972,000
Conceptus, Inc. (a)(e)	350,000	5,915,000
Edwards Lifesciences Corp. (a)	37,500	2,551,125
Inverness Medical Innovations, Inc. (a)	100,000	3,558,000
Medtronic, Inc.	225,000	7,850,250
Mindray Medical International Ltd. sponsored ADR (e)	100,000	2,792,000
St. Jude Medical, Inc. (a)	187,500	7,706,250
Varian Medical Systems, Inc. (a)	75,000	2,635,500
		36,980,125
Health Care Providers & Services - 2.8%
DaVita, Inc. (a)	125,000	6,182,500
Express Scripts, Inc. (a)	50,000	3,437,500
Henry Schein, Inc. (a)	75,000	3,596,250
Humana, Inc. (a)	200,000	6,452,000
LCA-Vision, Inc. (e)	600,000	2,532,000
Medco Health Solutions, Inc. (a)	75,000	3,420,750
UnitedHealth Group, Inc.	375,000	9,367,500
WellPoint, Inc. (a)	150,000	7,633,500
		42,622,000
Health Care Technology - 0.3%
athenahealth, Inc. (a)	75,000	2,775,750
MedAssets, Inc. (a)	75,000	1,458,750
		4,234,500
Life Sciences Tools & Services - 0.7%
Charles River Laboratories International, Inc. (a)	125,000	4,218,750
Illumina, Inc. (a)	125,000	4,867,500
QIAGEN NV (a)	100,000	1,859,000
		10,945,250
Pharmaceuticals - 8.1%
Abbott Laboratories	325,000	15,288,000
Allergan, Inc.	75,000	3,568,500
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	600,000	$ 34,080,000
Merck & Co., Inc.	950,000	26,562,000
Pfizer, Inc.	1,500,000	22,500,000
Schering-Plough Corp.	300,000	7,536,000
Wyeth	350,000	15,886,500
		125,421,000
TOTAL HEALTH CARE		237,576,075
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	450,000	14,130,000
The Boeing Co.	200,000	8,500,000
		22,630,000
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	75,000	3,749,250
Airlines - 0.1%
Delta Air Lines, Inc. (a)	100,000	579,000
UAL Corp. (a)	200,000	638,000
		1,217,000
Building Products - 0.1%
Masco Corp.	200,000	1,916,000
Commercial Services & Supplies - 0.7%
Clean Harbors, Inc. (a)	100,000	5,399,000
Republic Services, Inc.	150,000	3,661,500
Ritchie Brothers Auctioneers, Inc. (e)	100,000	2,345,000
		11,405,500
Construction & Engineering - 0.5%
Quanta Services, Inc. (a)	300,000	6,939,000
Electrical Equipment - 2.7%
First Solar, Inc. (a)(e)	70,000	11,348,400
Gintech Energy Corp. GDR (a)(g)	565,000	1,132,058
JA Solar Holdings Co. Ltd. ADR (a)	900,000	4,230,000
Motech Industries, Inc.	500,000	1,955,265
Q-Cells SE (a)(e)	150,000	3,050,873
Renewable Energy Corp. AS (a)(e)	300,000	2,327,353
Renewable Energy Corp. AS rights 7/13/09 (a)(e)	103,448	369,905
Rockwell Automation, Inc.	200,000	6,424,000
SMA Solar Technology AG	10,000	740,205
SolarWorld AG (e)	200,000	4,704,656
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	325,000	5,804,500
		42,087,215
Industrial Conglomerates - 0.2%
Textron, Inc.	256,300	2,475,858

	Shares	Value
Machinery - 0.2%
Briggs & Stratton Corp.	75,000	$ 1,000,500
Flowserve Corp.	25,000	1,745,250
		2,745,750
Professional Services - 0.5%
CoStar Group, Inc. (a)	75,135	2,995,632
Manpower, Inc.	100,000	4,234,000
		7,229,632
Road & Rail - 1.2%
CSX Corp.	300,000	10,389,000
Ryder System, Inc.	275,000	7,678,000
		18,067,000
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. (a)	150,000	2,169,000
TOTAL INDUSTRIALS		122,631,205
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 3.6%
Cisco Systems, Inc. (a)	2,275,000	42,406,000
Harris Corp.	100,000	2,836,000
Infinera Corp. (a)	200,000	1,826,000
Juniper Networks, Inc. (a)	375,000	8,850,000
		55,918,000
Computers & Peripherals - 3.3%
Apple, Inc. (a)	200,000	28,486,000
Hewlett-Packard Co.	500,000	19,325,000
SanDisk Corp. (a)	126,900	1,864,161
Seagate Technology	175,000	1,830,500
		51,505,661
Electronic Equipment & Components - 2.5%
Acacia Research Corp. - Acacia Technologies (a)	1,500,000	11,805,000
BYD Co. Ltd. (H Shares) (a)	500,000	1,980,671
Comverge, Inc. (a)(e)	250,000	3,025,000
Coretronic Corp.	2,250,000	2,263,010
Corning, Inc.	900,000	14,454,000
Everlight Electronics Co. Ltd.	1,000,000	2,550,213
Rotork PLC	200,000	2,722,723
		38,800,617
Internet Software & Services - 2.1%
Equinix, Inc. (a)(e)	175,000	12,729,500
Google, Inc. Class A (sub. vtg.) (a)	40,000	16,863,600
Rackspace Hosting, Inc. (e)	75,000	1,039,500
Terremark Worldwide, Inc. (a)	250,000	1,445,000
		32,077,600
IT Services - 2.4%
Cognizant Technology Solutions Corp. Class A (a)	400,000	10,680,000
MasterCard, Inc. Class A	90,000	15,057,900
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Paychex, Inc.	300,000	$ 7,560,000
Visa, Inc.	50,000	3,113,000
		36,410,900
Office Electronics - 0.2%
Xerox Corp.	400,000	2,592,000
Semiconductors & Semiconductor Equipment - 5.3%
ARM Holdings PLC sponsored ADR (e)	1,100,000	6,567,000
ASML Holding NV (NY Shares)	250,000	5,412,500
Lam Research Corp. (a)	300,000	7,800,000
MEMC Electronic Materials, Inc. (a)	3,000,000	53,429,999
National Semiconductor Corp.	300,020	3,765,251
Radiant Opto-Electronics Corp.	1,500,000	1,720,937
Taiwan Semiconductor Manufacturing Co. Ltd.	1,750,000	2,913,116
		81,608,803
Software - 2.7%
Autodesk, Inc. (a)	100,000	1,898,000
Autonomy Corp. PLC (a)	555,000	13,120,647
Nice Systems Ltd. sponsored ADR (a)	400,000	9,228,000
Nintendo Co. Ltd.	25,000	6,894,000
Salesforce.com, Inc. (a)	125,000	4,771,250
VMware, Inc. Class A (a)	200,000	5,454,000
		41,365,897
TOTAL INFORMATION TECHNOLOGY		340,279,478
MATERIALS - 2.5%
Chemicals - 1.4%
Ashland, Inc.	150,000	4,207,500
Cytec Industries, Inc.	100,000	1,862,000
E.I. du Pont de Nemours & Co.	200,000	5,124,000
Rockwood Holdings, Inc. (a)	200,000	2,928,000
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	60,000	2,171,400
Terra Industries, Inc.	150,000	3,633,000
The Mosaic Co.	45,000	1,993,500
		21,919,400
Construction Materials - 0.2%
Texas Industries, Inc. (e)	75,000	2,352,000
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	75,000	2,862,000
Metals & Mining - 0.6%
ArcelorMittal SA (NY Shares) Class A	125,000	4,135,000
Nucor Corp.	100,000	4,443,000
Tata Steel Ltd.	175,000	1,431,702
		10,009,702

	Shares	Value
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	37,500	$ 1,141,125
TOTAL MATERIALS		38,284,227
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	500,000	12,420,000
Global Crossing Ltd. (a)	570,000	5,232,600
PAETEC Holding Corp. (a)	1,000,000	2,700,000
tw telecom, inc. (a)	350,000	3,594,500
Verizon Communications, Inc.	800,000	24,584,000
		48,531,100
Wireless Telecommunication Services - 0.7%
Bharti Airtel Ltd. (a)	200,000	3,359,791
NII Holdings, Inc. (a)	175,000	3,337,250
Sprint Nextel Corp. (a)	750,000	3,607,500
		10,304,541
TOTAL TELECOMMUNICATION SERVICES		58,835,641
UTILITIES - 2.2%
Electric Utilities - 1.8%
Allegheny Energy, Inc.	50,000	1,282,500
Entergy Corp.	175,000	13,566,000
Exelon Corp.	250,000	12,802,500
		27,651,000
Independent Power Producers & Energy Traders - 0.4%
AES Corp.	550,000	6,385,500
TOTAL UTILITIES		34,036,500
TOTAL COMMON STOCKS (Cost $1,772,705,950)		1,529,447,249
Convertible Bonds - 0.0%
Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (d)	$ 2,950,000	92,042
(Cost $843,465)
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b)	4,403,426	$ 4,403,426
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	38,719,255	38,719,255
TOTAL MONEY MARKET FUNDS (Cost $43,122,681)		43,122,681
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,816,672,096)	1,572,661,972
NET OTHER ASSETS - (2.0)%	(30,361,310)
NET ASSETS - 100%	$ 1,542,300,662
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,132,058 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 196,102
Fidelity Securities Lending Cash Central Fund	1,765,577
Total	$ 1,961,679
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acacia Research Corp. - Acacia Technologies	$ 4,832,000	$ 561,339	$ 576,387	$ -	$ -
New Frontier Media, Inc.	-	1,753,457	8,781	-	2,391,192
Total	$ 4,832,000	$ 2,314,796	$ 585,168	$ -	$ 2,391,192
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 161,684,969	$ 161,684,969	$ -	$ -
Consumer Staples	88,008,099	88,008,099	-	-
Energy	142,272,073	142,272,073	-	-
Financials	305,838,982	305,838,982	-	-
Health Care	237,576,075	237,576,075	-	-
Industrials	122,631,205	122,631,205	-	-
Information Technology	340,279,478	333,385,478	6,894,000	-
Materials	38,284,227	38,284,227	-	-
Telecommunication Services	58,835,641	58,835,641	-	-
Utilities	34,036,500	34,036,500	-	-
Corporate Bonds	92,042	-	-	92,042
Money Market Funds	43,122,681	43,122,681	-	-
Total Investments in Securities	$ 1,572,661,972	$ 1,565,675,930	$ 6,894,000	$ 92,042
The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:

Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(15,272)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	107,314
Ending Balance	$ 92,042
Total unrealized gain (loss) on investments held at June 30, 2009	$ (15,272)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,858,701,921. Net unrealized depreciation aggregated $286,039,949, of which $125,727,973 related to appreciated investment securities and $411,767,922 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Capital Development Fund
Class A

June 30, 2009

1.818363.104

DESIIN-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.2%
Johnson Controls, Inc.	300,000	$ 6,516,000
Automobiles - 0.1%
Harley-Davidson, Inc. (d)	150,000	2,431,500
Diversified Consumer Services - 0.3%
Regis Corp.	396,600	6,904,806
Steiner Leisure Ltd. (a)	100,000	3,053,000
		9,957,806
Hotels, Restaurants & Leisure - 1.9%
Ctrip.com International Ltd. sponsored ADR	50,000	2,315,000
Darden Restaurants, Inc.	290,000	9,564,200
Marriott International, Inc. Class A	120,442	2,658,155
P.F. Chang's China Bistro, Inc. (a)(d)	308,000	9,874,480
Penn National Gaming, Inc. (a)	100,000	2,911,000
Starwood Hotels & Resorts Worldwide, Inc.	200,000	4,440,000
The Cheesecake Factory, Inc. (a)	150,000	2,595,000
WMS Industries, Inc. (a)	56,000	1,764,560
Wyndham Worldwide Corp.	800,000	9,696,000
Yum! Brands, Inc.	440,000	14,669,600
		60,487,995
Household Durables - 0.3%
Meritage Homes Corp. (a)	259,731	4,898,527
Pulte Homes, Inc.	180,500	1,593,815
Whirlpool Corp.	50,000	2,128,000
		8,620,342
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	150,000	12,549,000
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	358,600	8,692,464
Media - 0.9%
Comcast Corp. Class A	200,000	2,898,000
McGraw-Hill Companies, Inc.	50,500	1,520,555
The DIRECTV Group, Inc. (a)	455,000	11,243,050
The Walt Disney Co.	380,000	8,865,400
WPP PLC	500,000	3,324,901
		27,851,906
Multiline Retail - 0.6%
Family Dollar Stores, Inc.	325,000	9,197,500
Kohl's Corp. (a)	208,800	8,926,200
		18,123,700
Specialty Retail - 4.4%
Advance Auto Parts, Inc.	179,600	7,451,604
Aeropostale, Inc. (a)	200,000	6,854,000
American Eagle Outfitters, Inc.	550,000	7,793,500
AutoNation, Inc. (a)(d)	200,000	3,470,000
AutoZone, Inc. (a)	91,400	13,811,454
Belle International Holdings Ltd.	13,800,000	12,144,157
Best Buy Co., Inc.	140,200	4,695,298

	Shares	Value
Gap, Inc.	200,000	$ 3,280,000
H&M Hennes & Mauritz AB (B Shares)	33,900	1,691,606
Home Depot, Inc.	385,000	9,097,550
Jos. A. Bank Clothiers, Inc. (a)	196,000	6,754,160
Lowe's Companies, Inc.	190,000	3,687,900
Ross Stores, Inc.	819,485	31,632,121
Sherwin-Williams Co.	90,000	4,837,500
TJX Companies, Inc.	630,700	19,841,822
		137,042,672
Textiles, Apparel & Luxury Goods - 3.9%
Anta Sports Products Ltd.	1,415,000	1,769,229
China Dongxiang Group Co. Ltd.	6,400,000	4,302,507
Gildan Activewear, Inc. (a)	307,700	4,558,225
Iconix Brand Group, Inc. (a)	1,237,300	19,029,674
Li Ning Co. Ltd.	2,250,000	6,633,957
NIKE, Inc. Class B	129,365	6,698,520
Phillips-Van Heusen Corp.	416,900	11,960,861
Polo Ralph Lauren Corp. Class A	270,000	14,455,800
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,215,000	11,870,550
Steven Madden Ltd. (a)	450,000	11,452,500
VF Corp.	188,253	10,419,804
Warnaco Group, Inc. (a)	636,300	20,616,120
		123,767,747
TOTAL CONSUMER DISCRETIONARY		416,041,132
CONSUMER STAPLES - 6.6%
Beverages - 1.5%
Anheuser-Busch InBev NV	832,600	30,061,438
Anheuser-Busch InBev NV (strip VVPR) (a)	160,000	673
Constellation Brands, Inc. Class A (sub. vtg.) (a)	780,000	9,890,400
Dr Pepper Snapple Group, Inc. (a)	300,000	6,357,000
		46,309,511
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	58,400	2,668,880
Kroger Co.	673,100	14,841,855
Nash-Finch Co.	74,423	2,013,886
Wal-Mart Stores, Inc.	1,045,000	50,619,800
		70,144,421
Food Products - 1.4%
Alliance Grain Traders Income Fund	25,000	386,897
Alliance Grain Traders Income Fund rights 12/31/99 (a)(f)	500,000	7,737,942
Archer Daniels Midland Co.	50,000	1,338,500
Chiquita Brands International, Inc. (a)	100,238	1,028,442
ConAgra Foods, Inc.	250,000	4,765,000
Dean Foods Co. (a)	100,000	1,919,000
Fresh Del Monte Produce, Inc. (a)	634,545	10,317,702
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Ralcorp Holdings, Inc. (a)	226,001	$ 13,767,981
TreeHouse Foods, Inc. (a)	71,452	2,055,674
		43,317,138
Household Products - 0.1%
Energizer Holdings, Inc. (a)	56,000	2,925,440
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A	702,800	10,752,840
Tobacco - 1.1%
Altria Group, Inc.	1,110,300	18,197,817
Lorillard, Inc.	150,000	10,165,500
Philip Morris International, Inc.	70,000	3,053,400
Reynolds American, Inc.	50,000	1,931,000
		33,347,717
TOTAL CONSUMER STAPLES		206,797,067
ENERGY - 11.6%
Energy Equipment & Services - 4.7%
BJ Services Co.	321,805	4,386,202
ENSCO International, Inc.	697,500	24,321,825
Helmerich & Payne, Inc.	448,500	13,845,195
Key Energy Services, Inc. (a)	300,000	1,728,000
Nabors Industries Ltd. (a)	955,900	14,892,922
Noble Corp.	1,040,000	31,460,000
Patterson-UTI Energy, Inc.	623,800	8,022,068
Pride International, Inc. (a)	250,000	6,265,000
Rowan Companies, Inc.	500,000	9,660,000
Schlumberger Ltd. (NY Shares)	40,000	2,164,400
Tidewater, Inc.	319,300	13,688,391
Transocean Ltd. (a)	130,000	9,657,700
Weatherford International Ltd. (a)	279,600	5,468,976
		145,560,679
Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp.	90,000	4,085,100
Apache Corp.	208,800	15,064,920
Chesapeake Energy Corp.	750,000	14,872,500
Chevron Corp.	625,400	41,432,750
Cimarex Energy Co.	62,455	1,769,975
ConocoPhillips	189,100	7,953,546
Devon Energy Corp.	50,000	2,725,000
EnCana Corp.	200,000	9,916,602
Enterprise Products Partners LP	200,000	4,988,000
EXCO Resources, Inc. (a)	81,800	1,056,856
Exxon Mobil Corp.	253,333	17,710,510
Frontier Oil Corp.	247,000	3,238,170
Marathon Oil Corp.	1,150,000	34,649,500
Massey Energy Co.	200,000	3,908,000
Occidental Petroleum Corp.	325,000	21,388,250
OPTI Canada, Inc. (a)(d)	3,000,000	5,029,662
Petro-Canada	80,000	3,089,674

	Shares	Value
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	138,800	$ 4,630,368
sponsored ADR	25,000	1,024,500
Range Resources Corp.	100,000	4,141,000
Southwestern Energy Co. (a)	300,000	11,655,000
Sunoco, Inc.	30,000	696,000
XTO Energy, Inc.	50,000	1,907,000
		216,932,883
TOTAL ENERGY		362,493,562
FINANCIALS - 19.8%
Capital Markets - 6.6%
Aberdeen Asset Management PLC	1,000,000	2,039,986
Ameriprise Financial, Inc.	400,000	9,708,000
Bank of New York Mellon Corp.	150,000	4,396,500
Deutsche Bank AG (NY Shares)	495,000	30,195,000
Germany1 Acquisition Ltd.	1,488,300	19,101,892
Germany1 Acquisition Ltd. warrants 9/1/12 (a)	1,260,000	759,983
GLG Partners, Inc. (d)	7,317,062	29,926,784
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	1,501,272
Goldman Sachs Group, Inc.	305,700	45,072,408
Janus Capital Group, Inc.	505,077	5,757,878
Morgan Stanley	1,715,485	48,908,477
State Street Corp.	158,900	7,500,080
		204,868,260
Commercial Banks - 3.2%
BB&T Corp.	210,000	4,615,800
Fifth Third Bancorp	300,000	2,130,000
First Horizon National Corp.	203,156	2,437,872
HDFC Bank Ltd.	84,785	2,651,240
Huntington Bancshares, Inc.	885,400	3,700,972
KeyCorp	990,000	5,187,600
PNC Financial Services Group, Inc.	385,000	14,941,850
Regions Financial Corp.	857,200	3,463,088
U.S. Bancorp, Delaware	387,000	6,935,040
Wells Fargo & Co.	2,252,250	54,639,585
		100,703,047
Consumer Finance - 0.3%
American Express Co.	100,000	2,324,000
Promise Co. Ltd. (d)	500,000	6,399,543
		8,723,543
Diversified Financial Services - 4.6%
Bank of America Corp.	4,350,000	57,420,000
JPMorgan Chase & Co.	2,116,300	72,186,993
Liberty International Acquisition Co. warrants 3/17/13 (a)	4,125,000	4,050,296
PICO Holdings, Inc. (a)	383,989	11,020,484
		144,677,773
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 3.8%
ACE Ltd.	202,000	$ 8,934,460
Aspen Insurance Holdings Ltd.	529,300	11,824,562
Axis Capital Holdings Ltd.	307,500	8,050,350
Berkshire Hathaway, Inc. Class A (a)	76	6,840,000
Genworth Financial, Inc. Class A (non-vtg.)	500,000	3,495,000
Lincoln National Corp.	165,000	2,839,650
Loews Corp.	492,700	13,499,980
Max Capital Group Ltd.	231,736	4,277,847
MetLife, Inc.	222,325	6,671,973
Montpelier Re Holdings Ltd.	506,466	6,730,933
Platinum Underwriters Holdings Ltd.	408,167	11,669,495
Protective Life Corp.	146,200	1,672,528
The Chubb Corp.	122,400	4,881,312
The Travelers Companies, Inc.	662,000	27,168,480
Unum Group	73,300	1,162,538
		119,719,108
Real Estate Investment Trusts - 0.6%
Brandywine Realty Trust (SBI)	203,400	1,515,330
CBL & Associates Properties, Inc. (d)	1,313,648	7,080,563
Public Storage	70,495	4,616,013
Rayonier, Inc.	149,340	5,428,509
Simon Property Group, Inc.	885	45,516
Sunstone Hotel Investors, Inc.	245,000	1,310,750
		19,996,681
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	326,500	3,056,040
Hang Lung Properties Ltd.	3,520,000	11,650,215
Jones Lang LaSalle, Inc.	180,300	5,901,219
		20,607,474
TOTAL FINANCIALS		619,295,886
HEALTH CARE - 9.7%
Biotechnology - 0.4%
Gilead Sciences, Inc. (a)	300,000	14,052,000
ImmunoGen, Inc. (a)	10,000	86,100
		14,138,100
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (a)	500,000	5,070,000
C.R. Bard, Inc.	100,000	7,445,000
Cooper Companies, Inc.	350,000	8,655,500
Covidien PLC	677,500	25,365,600
Hospira, Inc. (a)	140,000	5,392,800
		51,928,900
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	200,000	3,548,000
Brookdale Senior Living, Inc.	545,700	5,315,118
Express Scripts, Inc. (a)	337,036	23,171,225

	Shares	Value
Futuremed Healthcare Income Fund	497,900	$ 3,039,369
Hanger Orthopedic Group, Inc. (a)(e)	1,814,420	24,657,968
Humana, Inc. (a)	50,000	1,613,000
Lincare Holdings, Inc. (a)	100,000	2,352,000
McKesson Corp.	130,000	5,720,000
Medco Health Solutions, Inc. (a)	431,400	19,676,154
WellPoint, Inc. (a)	70,000	3,562,300
		92,655,134
Health Care Technology - 0.2%
Cerner Corp. (a)(d)	100,000	6,229,000
Pharmaceuticals - 4.4%
Allergan, Inc.	375,000	17,842,500
AstraZeneca PLC sponsored ADR	250,000	11,035,000
Johnson & Johnson	65,000	3,692,000
King Pharmaceuticals, Inc. (a)	400,000	3,852,000
Mylan, Inc. (a)	200,000	2,610,000
Perrigo Co.	160,000	4,444,800
Pfizer, Inc.	2,680,000	40,200,000
Sanofi-Aventis sponsored ADR	250,000	7,372,500
Schering-Plough Corp.	335,000	8,415,200
Teva Pharmaceutical Industries Ltd. sponsored ADR	739,821	36,502,768
Watson Pharmaceuticals, Inc. (a)	100,000	3,369,000
		139,335,768
TOTAL HEALTH CARE		304,286,902
INDUSTRIALS - 6.0%
Aerospace & Defense - 2.6%
Bombardier, Inc. Class B (sub. vtg.)	1,000,000	2,966,211
Goodrich Corp.	100,000	4,997,000
Honeywell International, Inc.	573,867	18,019,424
L-3 Communications Holdings, Inc.	145,681	10,107,348
Lockheed Martin Corp.	52,522	4,235,899
Northrop Grumman Corp.	78,700	3,595,016
Precision Castparts Corp.	15,000	1,095,450
Raytheon Co.	381,937	16,969,461
United Technologies Corp.	370,000	19,225,200
		81,211,009
Air Freight & Logistics - 0.7%
Dynamex, Inc. (a)	100,000	1,539,000
Expeditors International of Washington, Inc.	100,000	3,334,000
United Parcel Service, Inc. Class B	360,000	17,996,400
		22,869,400
Commercial Services & Supplies - 0.3%
Cintas Corp.	60,000	1,370,400
United Stationers, Inc. (a)	230,000	8,022,400
		9,392,800
Electrical Equipment - 0.2%
Regal-Beloit Corp.	180,867	7,184,037
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Textron, Inc.	259,000	$ 2,501,940
Machinery - 0.0%
Navistar International Corp. (a)	1,000	43,600
Marine - 0.2%
Alexander & Baldwin, Inc.	220,097	5,159,074
Genco Shipping & Trading Ltd.	10,000	217,200
		5,376,274
Professional Services - 0.1%
Manpower, Inc.	80,000	3,387,200
Road & Rail - 1.3%
CSX Corp.	200,000	6,926,000
Norfolk Southern Corp.	534,200	20,123,314
Ryder System, Inc.	100,000	2,792,000
Union Pacific Corp.	200,000	10,412,000
		40,253,314
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	730,000	10,555,800
Interline Brands, Inc. (a)	335,008	4,582,909
		15,138,709
TOTAL INDUSTRIALS		187,358,283
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 2.8%
Adtran, Inc.	100,000	2,147,000
Cisco Systems, Inc. (a)	3,223,300	60,082,312
Juniper Networks, Inc. (a)	409,500	9,664,200
Nokia Corp. sponsored ADR	640,000	9,331,200
Tellabs, Inc. (a)	1,050,000	6,016,500
		87,241,212
Computers & Peripherals - 6.1%
Apple, Inc. (a)	590,000	84,033,693
Dell, Inc. (a)	1,475,400	20,257,242
EMC Corp. (a)	300,000	3,930,000
Hewlett-Packard Co.	1,250,500	48,331,825
International Business Machines Corp.	106,400	11,110,288
NCR Corp. (a)	436,560	5,164,505
Seagate Technology	200,000	2,092,000
Western Digital Corp. (a)	555,000	14,707,500
		189,627,053
Electronic Equipment & Components - 0.5%
Celestica, Inc. (sub. vtg.) (a)	885,000	5,995,873
Corning, Inc.	300,000	4,818,000
SYNNEX Corp. (a)	162,900	4,070,871
		14,884,744
Internet Software & Services - 2.8%
Baidu.com, Inc. sponsored ADR (a)	62,800	18,908,452
eBay, Inc. (a)	500,000	8,565,000
Google, Inc. Class A (sub. vtg.) (a)	26,600	11,214,294

	Shares	Value
LogMeIn, Inc.	25,000	$ 400,000
NetEase.com, Inc. sponsored ADR (a)	582,600	20,495,868
Open Text Corp. (a)	200,000	7,308,056
Sohu.com, Inc. (a)	170,500	10,712,515
Tencent Holdings Ltd.	950,000	11,087,562
		88,691,747
IT Services - 2.1%
Affiliated Computer Services, Inc. Class A (a)	235,556	10,463,398
Alliance Data Systems Corp. (a)(d)	295,750	12,181,943
Computer Sciences Corp. (a)	346,200	15,336,660
Fidelity National Information Services, Inc.	500,000	9,980,000
Hewitt Associates, Inc. Class A (a)	460,000	13,698,800
Visa, Inc.	50,000	3,113,000
		64,773,801
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	632,503	6,938,558
ASML Holding NV (NY Shares)	661,500	14,321,475
Intel Corp.	1,200,000	19,860,000
KLA-Tencor Corp.	100,000	2,525,000
MEMC Electronic Materials, Inc. (a)	295,800	5,268,198
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	150,000	1,411,500
		50,324,731
Software - 2.9%
Autonomy Corp. PLC (a)	620,000	14,657,299
BMC Software, Inc. (a)	445,000	15,036,550
CA, Inc.	282,700	4,927,461
Changyou.com Ltd. (A Shares) ADR	6,100	234,667
Citrix Systems, Inc. (a)	300,000	9,567,000
Microsoft Corp.	622,000	14,784,940
Oracle Corp.	1,012,400	21,685,608
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	89,000	4,653,810
Sybase, Inc. (a)	224,200	7,026,428
		92,573,763
TOTAL INFORMATION TECHNOLOGY		588,117,051
MATERIALS - 8.9%
Chemicals - 1.6%
Dow Chemical Co.	1,270,000	20,497,800
Innospec, Inc.	237,729	2,555,587
Neo Material Technologies, Inc. (a)	3,330,600	5,898,922
Potash Corp. of Saskatchewan, Inc.	100,000	9,327,659
The Mosaic Co.	245,915	10,894,035
		49,174,003
Construction Materials - 0.3%
Eagle Materials, Inc.	330,000	8,329,200
Vulcan Materials Co.	30,600	1,318,860
		9,648,060
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.0%
Pactiv Corp. (a)	40,000	$ 868,000
Metals & Mining - 6.9%
Agnico-Eagle Mines Ltd. (Canada)	667,200	35,146,887
Alcoa, Inc.	470,000	4,855,100
ArcelorMittal SA (NY Shares) Class A	820,000	27,125,600
Barrick Gold Corp.	531,400	17,886,949
BHP Billiton PLC	600,000	13,463,908
Carpenter Technology Corp.	418,200	8,702,742
Centerra Gold, Inc. (a)	200,000	911,358
Freeport-McMoRan Copper & Gold, Inc. Class B	370,000	18,540,700
Kinross Gold Corp.	1,144,800	20,866,443
Newcrest Mining Ltd.	487,050	11,972,618
Newmont Mining Corp.	286,500	11,709,255
Nucor Corp.	76,500	3,398,895
Red Back Mining, Inc. (a)	500,000	4,359,041
Sherritt International Corp. (d)	2,000,000	9,010,403
Silver Standard Resources, Inc. (a)	365,000	6,843,752
Tata Steel Ltd.	2,370,000	19,389,329
		214,182,980
Paper & Forest Products - 0.1%
Acadian Timber Income Fund	610,800	4,332,474
TOTAL MATERIALS		278,205,517
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	275,200	6,835,968
Embarq Corp.	257,100	10,813,626
Iliad Group SA (d)	196,031	19,011,611
Qwest Communications International, Inc.	1,700,000	7,055,000
Verizon Communications, Inc.	425,000	13,060,250
		56,776,455
Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp. (a)	1,587,000	7,633,470
Vodafone Group PLC sponsored ADR	1,257,300	24,504,777
		32,138,247
TOTAL TELECOMMUNICATION SERVICES		88,914,702
UTILITIES - 1.8%
Electric Utilities - 0.3%
Entergy Corp.	85,000	6,589,200
Exelon Corp.	36,000	1,843,560
		8,432,760

	Shares	Value
Independent Power Producers & Energy Traders - 0.2%
AES Corp.	550,000	$ 6,385,500
Capital Power Corp. (g)	75,000	1,441,192
		7,826,692
Multi-Utilities - 1.3%
CMS Energy Corp.	319,422	3,858,618
PG&E Corp.	330,000	12,685,200
Public Service Enterprise Group, Inc.	559,400	18,253,222
Sempra Energy	155,000	7,692,650
		42,489,690
TOTAL UTILITIES		58,749,142
TOTAL COMMON STOCKS (Cost $3,290,727,809)		3,110,259,244
Convertible Bonds - 0.5%
	Principal Amount
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Trico Marine Services, Inc.:
3% 1/15/27	$ 1,600,000	416,000
8.125% 2/1/13	5,200,000	3,094,520
		3,510,520
FINANCIALS - 0.4%
Capital Markets - 0.4%
GLG Partners, Inc. 5% 5/15/14 (f)	10,000,000	11,367,000
TOTAL CONVERTIBLE BONDS (Cost $13,534,466)		14,877,520
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.40% (b)	12,121,824	12,121,824
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	50,005,305	50,005,305
TOTAL MONEY MARKET FUNDS (Cost $62,127,129)		62,127,129
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $3,366,389,404)	3,187,263,893
NET OTHER ASSETS - (1.8)%	(57,268,689)
NET ASSETS - 100%	$ 3,129,995,204
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,104,942 or 0.6% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 79,538
Fidelity Securities Lending Cash Central Fund	1,198,186
Total	$ 1,277,724
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadian Timber Income Fund	$ 931,980	$ 3,505,056	$ -	$ 264,786	$ -
Hanger Orthopedic Group, Inc.	42,309,235	2,904,482	11,396,515	-	24,657,968
Liberty International Acquisition Co.	51,455,066	-	48,288,128	-	-
Total	$ 94,696,281	$ 6,409,538	$ 59,684,643	$ 264,786	$ 24,657,968
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 416,041,132	$ 412,716,231	$ 3,324,901	$ -
Consumer Staples	206,797,067	199,059,125	7,737,942	-
Energy	362,493,562	362,493,562	-	-
Financials	619,295,886	599,434,011	-	19,861,875
Health Care	304,286,902	304,286,902	-	-
Industrials	187,358,283	187,358,283	-	-
Information Technology	588,117,051	587,717,051	400,000	-
Materials	278,205,517	278,205,517	-	-
Telecommunication Services	88,914,702	88,914,702	-	-
Utilities	58,749,142	58,749,142	-	-
Corporate Bonds	14,877,520	-	14,877,520	-
Money Market Funds	62,127,129	62,127,129	-	-
Total Investments in Securities	$ 3,187,263,893	$ 3,141,061,655	$ 26,340,363	$ 19,861,875
The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:

Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(5,925,409)
Cost of Purchases	2,634,973
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	23,152,311
Ending Balance	$ 19,861,875
Total unrealized gain (loss) on investments held at June 30, 2009	$ (5,925,409)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $3,426,498,361. Net unrealized depreciation aggregated $239,234,468, of which $232,623,902 related to appreciated investment securities and $471,858,370 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Capital Development Fund
Class O

June 30, 2009

1.804793.105

DESIIO-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.2%
Johnson Controls, Inc.	300,000	$ 6,516,000
Automobiles - 0.1%
Harley-Davidson, Inc. (d)	150,000	2,431,500
Diversified Consumer Services - 0.3%
Regis Corp.	396,600	6,904,806
Steiner Leisure Ltd. (a)	100,000	3,053,000
		9,957,806
Hotels, Restaurants & Leisure - 1.9%
Ctrip.com International Ltd. sponsored ADR	50,000	2,315,000
Darden Restaurants, Inc.	290,000	9,564,200
Marriott International, Inc. Class A	120,442	2,658,155
P.F. Chang's China Bistro, Inc. (a)(d)	308,000	9,874,480
Penn National Gaming, Inc. (a)	100,000	2,911,000
Starwood Hotels & Resorts Worldwide, Inc.	200,000	4,440,000
The Cheesecake Factory, Inc. (a)	150,000	2,595,000
WMS Industries, Inc. (a)	56,000	1,764,560
Wyndham Worldwide Corp.	800,000	9,696,000
Yum! Brands, Inc.	440,000	14,669,600
		60,487,995
Household Durables - 0.3%
Meritage Homes Corp. (a)	259,731	4,898,527
Pulte Homes, Inc.	180,500	1,593,815
Whirlpool Corp.	50,000	2,128,000
		8,620,342
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	150,000	12,549,000
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	358,600	8,692,464
Media - 0.9%
Comcast Corp. Class A	200,000	2,898,000
McGraw-Hill Companies, Inc.	50,500	1,520,555
The DIRECTV Group, Inc. (a)	455,000	11,243,050
The Walt Disney Co.	380,000	8,865,400
WPP PLC	500,000	3,324,901
		27,851,906
Multiline Retail - 0.6%
Family Dollar Stores, Inc.	325,000	9,197,500
Kohl's Corp. (a)	208,800	8,926,200
		18,123,700
Specialty Retail - 4.4%
Advance Auto Parts, Inc.	179,600	7,451,604
Aeropostale, Inc. (a)	200,000	6,854,000
American Eagle Outfitters, Inc.	550,000	7,793,500
AutoNation, Inc. (a)(d)	200,000	3,470,000
AutoZone, Inc. (a)	91,400	13,811,454
Belle International Holdings Ltd.	13,800,000	12,144,157
Best Buy Co., Inc.	140,200	4,695,298

	Shares	Value
Gap, Inc.	200,000	$ 3,280,000
H&M Hennes & Mauritz AB (B Shares)	33,900	1,691,606
Home Depot, Inc.	385,000	9,097,550
Jos. A. Bank Clothiers, Inc. (a)	196,000	6,754,160
Lowe's Companies, Inc.	190,000	3,687,900
Ross Stores, Inc.	819,485	31,632,121
Sherwin-Williams Co.	90,000	4,837,500
TJX Companies, Inc.	630,700	19,841,822
		137,042,672
Textiles, Apparel & Luxury Goods - 3.9%
Anta Sports Products Ltd.	1,415,000	1,769,229
China Dongxiang Group Co. Ltd.	6,400,000	4,302,507
Gildan Activewear, Inc. (a)	307,700	4,558,225
Iconix Brand Group, Inc. (a)	1,237,300	19,029,674
Li Ning Co. Ltd.	2,250,000	6,633,957
NIKE, Inc. Class B	129,365	6,698,520
Phillips-Van Heusen Corp.	416,900	11,960,861
Polo Ralph Lauren Corp. Class A	270,000	14,455,800
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,215,000	11,870,550
Steven Madden Ltd. (a)	450,000	11,452,500
VF Corp.	188,253	10,419,804
Warnaco Group, Inc. (a)	636,300	20,616,120
		123,767,747
TOTAL CONSUMER DISCRETIONARY		416,041,132
CONSUMER STAPLES - 6.6%
Beverages - 1.5%
Anheuser-Busch InBev NV	832,600	30,061,438
Anheuser-Busch InBev NV (strip VVPR) (a)	160,000	673
Constellation Brands, Inc. Class A (sub. vtg.) (a)	780,000	9,890,400
Dr Pepper Snapple Group, Inc. (a)	300,000	6,357,000
		46,309,511
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	58,400	2,668,880
Kroger Co.	673,100	14,841,855
Nash-Finch Co.	74,423	2,013,886
Wal-Mart Stores, Inc.	1,045,000	50,619,800
		70,144,421
Food Products - 1.4%
Alliance Grain Traders Income Fund	25,000	386,897
Alliance Grain Traders Income Fund rights 12/31/99 (a)(f)	500,000	7,737,942
Archer Daniels Midland Co.	50,000	1,338,500
Chiquita Brands International, Inc. (a)	100,238	1,028,442
ConAgra Foods, Inc.	250,000	4,765,000
Dean Foods Co. (a)	100,000	1,919,000
Fresh Del Monte Produce, Inc. (a)	634,545	10,317,702
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Ralcorp Holdings, Inc. (a)	226,001	$ 13,767,981
TreeHouse Foods, Inc. (a)	71,452	2,055,674
		43,317,138
Household Products - 0.1%
Energizer Holdings, Inc. (a)	56,000	2,925,440
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A	702,800	10,752,840
Tobacco - 1.1%
Altria Group, Inc.	1,110,300	18,197,817
Lorillard, Inc.	150,000	10,165,500
Philip Morris International, Inc.	70,000	3,053,400
Reynolds American, Inc.	50,000	1,931,000
		33,347,717
TOTAL CONSUMER STAPLES		206,797,067
ENERGY - 11.6%
Energy Equipment & Services - 4.7%
BJ Services Co.	321,805	4,386,202
ENSCO International, Inc.	697,500	24,321,825
Helmerich & Payne, Inc.	448,500	13,845,195
Key Energy Services, Inc. (a)	300,000	1,728,000
Nabors Industries Ltd. (a)	955,900	14,892,922
Noble Corp.	1,040,000	31,460,000
Patterson-UTI Energy, Inc.	623,800	8,022,068
Pride International, Inc. (a)	250,000	6,265,000
Rowan Companies, Inc.	500,000	9,660,000
Schlumberger Ltd. (NY Shares)	40,000	2,164,400
Tidewater, Inc.	319,300	13,688,391
Transocean Ltd. (a)	130,000	9,657,700
Weatherford International Ltd. (a)	279,600	5,468,976
		145,560,679
Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp.	90,000	4,085,100
Apache Corp.	208,800	15,064,920
Chesapeake Energy Corp.	750,000	14,872,500
Chevron Corp.	625,400	41,432,750
Cimarex Energy Co.	62,455	1,769,975
ConocoPhillips	189,100	7,953,546
Devon Energy Corp.	50,000	2,725,000
EnCana Corp.	200,000	9,916,602
Enterprise Products Partners LP	200,000	4,988,000
EXCO Resources, Inc. (a)	81,800	1,056,856
Exxon Mobil Corp.	253,333	17,710,510
Frontier Oil Corp.	247,000	3,238,170
Marathon Oil Corp.	1,150,000	34,649,500
Massey Energy Co.	200,000	3,908,000
Occidental Petroleum Corp.	325,000	21,388,250
OPTI Canada, Inc. (a)(d)	3,000,000	5,029,662
Petro-Canada	80,000	3,089,674

	Shares	Value
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	138,800	$ 4,630,368
sponsored ADR	25,000	1,024,500
Range Resources Corp.	100,000	4,141,000
Southwestern Energy Co. (a)	300,000	11,655,000
Sunoco, Inc.	30,000	696,000
XTO Energy, Inc.	50,000	1,907,000
		216,932,883
TOTAL ENERGY		362,493,562
FINANCIALS - 19.8%
Capital Markets - 6.6%
Aberdeen Asset Management PLC	1,000,000	2,039,986
Ameriprise Financial, Inc.	400,000	9,708,000
Bank of New York Mellon Corp.	150,000	4,396,500
Deutsche Bank AG (NY Shares)	495,000	30,195,000
Germany1 Acquisition Ltd.	1,488,300	19,101,892
Germany1 Acquisition Ltd. warrants 9/1/12 (a)	1,260,000	759,983
GLG Partners, Inc. (d)	7,317,062	29,926,784
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	1,501,272
Goldman Sachs Group, Inc.	305,700	45,072,408
Janus Capital Group, Inc.	505,077	5,757,878
Morgan Stanley	1,715,485	48,908,477
State Street Corp.	158,900	7,500,080
		204,868,260
Commercial Banks - 3.2%
BB&T Corp.	210,000	4,615,800
Fifth Third Bancorp	300,000	2,130,000
First Horizon National Corp.	203,156	2,437,872
HDFC Bank Ltd.	84,785	2,651,240
Huntington Bancshares, Inc.	885,400	3,700,972
KeyCorp	990,000	5,187,600
PNC Financial Services Group, Inc.	385,000	14,941,850
Regions Financial Corp.	857,200	3,463,088
U.S. Bancorp, Delaware	387,000	6,935,040
Wells Fargo & Co.	2,252,250	54,639,585
		100,703,047
Consumer Finance - 0.3%
American Express Co.	100,000	2,324,000
Promise Co. Ltd. (d)	500,000	6,399,543
		8,723,543
Diversified Financial Services - 4.6%
Bank of America Corp.	4,350,000	57,420,000
JPMorgan Chase & Co.	2,116,300	72,186,993
Liberty International Acquisition Co. warrants 3/17/13 (a)	4,125,000	4,050,296
PICO Holdings, Inc. (a)	383,989	11,020,484
		144,677,773
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 3.8%
ACE Ltd.	202,000	$ 8,934,460
Aspen Insurance Holdings Ltd.	529,300	11,824,562
Axis Capital Holdings Ltd.	307,500	8,050,350
Berkshire Hathaway, Inc. Class A (a)	76	6,840,000
Genworth Financial, Inc. Class A (non-vtg.)	500,000	3,495,000
Lincoln National Corp.	165,000	2,839,650
Loews Corp.	492,700	13,499,980
Max Capital Group Ltd.	231,736	4,277,847
MetLife, Inc.	222,325	6,671,973
Montpelier Re Holdings Ltd.	506,466	6,730,933
Platinum Underwriters Holdings Ltd.	408,167	11,669,495
Protective Life Corp.	146,200	1,672,528
The Chubb Corp.	122,400	4,881,312
The Travelers Companies, Inc.	662,000	27,168,480
Unum Group	73,300	1,162,538
		119,719,108
Real Estate Investment Trusts - 0.6%
Brandywine Realty Trust (SBI)	203,400	1,515,330
CBL & Associates Properties, Inc. (d)	1,313,648	7,080,563
Public Storage	70,495	4,616,013
Rayonier, Inc.	149,340	5,428,509
Simon Property Group, Inc.	885	45,516
Sunstone Hotel Investors, Inc.	245,000	1,310,750
		19,996,681
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	326,500	3,056,040
Hang Lung Properties Ltd.	3,520,000	11,650,215
Jones Lang LaSalle, Inc.	180,300	5,901,219
		20,607,474
TOTAL FINANCIALS		619,295,886
HEALTH CARE - 9.7%
Biotechnology - 0.4%
Gilead Sciences, Inc. (a)	300,000	14,052,000
ImmunoGen, Inc. (a)	10,000	86,100
		14,138,100
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (a)	500,000	5,070,000
C.R. Bard, Inc.	100,000	7,445,000
Cooper Companies, Inc.	350,000	8,655,500
Covidien PLC	677,500	25,365,600
Hospira, Inc. (a)	140,000	5,392,800
		51,928,900
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	200,000	3,548,000
Brookdale Senior Living, Inc.	545,700	5,315,118
Express Scripts, Inc. (a)	337,036	23,171,225

	Shares	Value
Futuremed Healthcare Income Fund	497,900	$ 3,039,369
Hanger Orthopedic Group, Inc. (a)(e)	1,814,420	24,657,968
Humana, Inc. (a)	50,000	1,613,000
Lincare Holdings, Inc. (a)	100,000	2,352,000
McKesson Corp.	130,000	5,720,000
Medco Health Solutions, Inc. (a)	431,400	19,676,154
WellPoint, Inc. (a)	70,000	3,562,300
		92,655,134
Health Care Technology - 0.2%
Cerner Corp. (a)(d)	100,000	6,229,000
Pharmaceuticals - 4.4%
Allergan, Inc.	375,000	17,842,500
AstraZeneca PLC sponsored ADR	250,000	11,035,000
Johnson & Johnson	65,000	3,692,000
King Pharmaceuticals, Inc. (a)	400,000	3,852,000
Mylan, Inc. (a)	200,000	2,610,000
Perrigo Co.	160,000	4,444,800
Pfizer, Inc.	2,680,000	40,200,000
Sanofi-Aventis sponsored ADR	250,000	7,372,500
Schering-Plough Corp.	335,000	8,415,200
Teva Pharmaceutical Industries Ltd. sponsored ADR	739,821	36,502,768
Watson Pharmaceuticals, Inc. (a)	100,000	3,369,000
		139,335,768
TOTAL HEALTH CARE		304,286,902
INDUSTRIALS - 6.0%
Aerospace & Defense - 2.6%
Bombardier, Inc. Class B (sub. vtg.)	1,000,000	2,966,211
Goodrich Corp.	100,000	4,997,000
Honeywell International, Inc.	573,867	18,019,424
L-3 Communications Holdings, Inc.	145,681	10,107,348
Lockheed Martin Corp.	52,522	4,235,899
Northrop Grumman Corp.	78,700	3,595,016
Precision Castparts Corp.	15,000	1,095,450
Raytheon Co.	381,937	16,969,461
United Technologies Corp.	370,000	19,225,200
		81,211,009
Air Freight & Logistics - 0.7%
Dynamex, Inc. (a)	100,000	1,539,000
Expeditors International of Washington, Inc.	100,000	3,334,000
United Parcel Service, Inc. Class B	360,000	17,996,400
		22,869,400
Commercial Services & Supplies - 0.3%
Cintas Corp.	60,000	1,370,400
United Stationers, Inc. (a)	230,000	8,022,400
		9,392,800
Electrical Equipment - 0.2%
Regal-Beloit Corp.	180,867	7,184,037
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Textron, Inc.	259,000	$ 2,501,940
Machinery - 0.0%
Navistar International Corp. (a)	1,000	43,600
Marine - 0.2%
Alexander & Baldwin, Inc.	220,097	5,159,074
Genco Shipping & Trading Ltd.	10,000	217,200
		5,376,274
Professional Services - 0.1%
Manpower, Inc.	80,000	3,387,200
Road & Rail - 1.3%
CSX Corp.	200,000	6,926,000
Norfolk Southern Corp.	534,200	20,123,314
Ryder System, Inc.	100,000	2,792,000
Union Pacific Corp.	200,000	10,412,000
		40,253,314
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	730,000	10,555,800
Interline Brands, Inc. (a)	335,008	4,582,909
		15,138,709
TOTAL INDUSTRIALS		187,358,283
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 2.8%
Adtran, Inc.	100,000	2,147,000
Cisco Systems, Inc. (a)	3,223,300	60,082,312
Juniper Networks, Inc. (a)	409,500	9,664,200
Nokia Corp. sponsored ADR	640,000	9,331,200
Tellabs, Inc. (a)	1,050,000	6,016,500
		87,241,212
Computers & Peripherals - 6.1%
Apple, Inc. (a)	590,000	84,033,693
Dell, Inc. (a)	1,475,400	20,257,242
EMC Corp. (a)	300,000	3,930,000
Hewlett-Packard Co.	1,250,500	48,331,825
International Business Machines Corp.	106,400	11,110,288
NCR Corp. (a)	436,560	5,164,505
Seagate Technology	200,000	2,092,000
Western Digital Corp. (a)	555,000	14,707,500
		189,627,053
Electronic Equipment & Components - 0.5%
Celestica, Inc. (sub. vtg.) (a)	885,000	5,995,873
Corning, Inc.	300,000	4,818,000
SYNNEX Corp. (a)	162,900	4,070,871
		14,884,744
Internet Software & Services - 2.8%
Baidu.com, Inc. sponsored ADR (a)	62,800	18,908,452
eBay, Inc. (a)	500,000	8,565,000
Google, Inc. Class A (sub. vtg.) (a)	26,600	11,214,294

	Shares	Value
LogMeIn, Inc.	25,000	$ 400,000
NetEase.com, Inc. sponsored ADR (a)	582,600	20,495,868
Open Text Corp. (a)	200,000	7,308,056
Sohu.com, Inc. (a)	170,500	10,712,515
Tencent Holdings Ltd.	950,000	11,087,562
		88,691,747
IT Services - 2.1%
Affiliated Computer Services, Inc. Class A (a)	235,556	10,463,398
Alliance Data Systems Corp. (a)(d)	295,750	12,181,943
Computer Sciences Corp. (a)	346,200	15,336,660
Fidelity National Information Services, Inc.	500,000	9,980,000
Hewitt Associates, Inc. Class A (a)	460,000	13,698,800
Visa, Inc.	50,000	3,113,000
		64,773,801
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	632,503	6,938,558
ASML Holding NV (NY Shares)	661,500	14,321,475
Intel Corp.	1,200,000	19,860,000
KLA-Tencor Corp.	100,000	2,525,000
MEMC Electronic Materials, Inc. (a)	295,800	5,268,198
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	150,000	1,411,500
		50,324,731
Software - 2.9%
Autonomy Corp. PLC (a)	620,000	14,657,299
BMC Software, Inc. (a)	445,000	15,036,550
CA, Inc.	282,700	4,927,461
Changyou.com Ltd. (A Shares) ADR	6,100	234,667
Citrix Systems, Inc. (a)	300,000	9,567,000
Microsoft Corp.	622,000	14,784,940
Oracle Corp.	1,012,400	21,685,608
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	89,000	4,653,810
Sybase, Inc. (a)	224,200	7,026,428
		92,573,763
TOTAL INFORMATION TECHNOLOGY		588,117,051
MATERIALS - 8.9%
Chemicals - 1.6%
Dow Chemical Co.	1,270,000	20,497,800
Innospec, Inc.	237,729	2,555,587
Neo Material Technologies, Inc. (a)	3,330,600	5,898,922
Potash Corp. of Saskatchewan, Inc.	100,000	9,327,659
The Mosaic Co.	245,915	10,894,035
		49,174,003
Construction Materials - 0.3%
Eagle Materials, Inc.	330,000	8,329,200
Vulcan Materials Co.	30,600	1,318,860
		9,648,060
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.0%
Pactiv Corp. (a)	40,000	$ 868,000
Metals & Mining - 6.9%
Agnico-Eagle Mines Ltd. (Canada)	667,200	35,146,887
Alcoa, Inc.	470,000	4,855,100
ArcelorMittal SA (NY Shares) Class A	820,000	27,125,600
Barrick Gold Corp.	531,400	17,886,949
BHP Billiton PLC	600,000	13,463,908
Carpenter Technology Corp.	418,200	8,702,742
Centerra Gold, Inc. (a)	200,000	911,358
Freeport-McMoRan Copper & Gold, Inc. Class B	370,000	18,540,700
Kinross Gold Corp.	1,144,800	20,866,443
Newcrest Mining Ltd.	487,050	11,972,618
Newmont Mining Corp.	286,500	11,709,255
Nucor Corp.	76,500	3,398,895
Red Back Mining, Inc. (a)	500,000	4,359,041
Sherritt International Corp. (d)	2,000,000	9,010,403
Silver Standard Resources, Inc. (a)	365,000	6,843,752
Tata Steel Ltd.	2,370,000	19,389,329
		214,182,980
Paper & Forest Products - 0.1%
Acadian Timber Income Fund	610,800	4,332,474
TOTAL MATERIALS		278,205,517
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	275,200	6,835,968
Embarq Corp.	257,100	10,813,626
Iliad Group SA (d)	196,031	19,011,611
Qwest Communications International, Inc.	1,700,000	7,055,000
Verizon Communications, Inc.	425,000	13,060,250
		56,776,455
Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp. (a)	1,587,000	7,633,470
Vodafone Group PLC sponsored ADR	1,257,300	24,504,777
		32,138,247
TOTAL TELECOMMUNICATION SERVICES		88,914,702
UTILITIES - 1.8%
Electric Utilities - 0.3%
Entergy Corp.	85,000	6,589,200
Exelon Corp.	36,000	1,843,560
		8,432,760

	Shares	Value
Independent Power Producers & Energy Traders - 0.2%
AES Corp.	550,000	$ 6,385,500
Capital Power Corp. (g)	75,000	1,441,192
		7,826,692
Multi-Utilities - 1.3%
CMS Energy Corp.	319,422	3,858,618
PG&E Corp.	330,000	12,685,200
Public Service Enterprise Group, Inc.	559,400	18,253,222
Sempra Energy	155,000	7,692,650
		42,489,690
TOTAL UTILITIES		58,749,142
TOTAL COMMON STOCKS (Cost $3,290,727,809)		3,110,259,244
Convertible Bonds - 0.5%
	Principal Amount
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Trico Marine Services, Inc.:
3% 1/15/27	$ 1,600,000	416,000
8.125% 2/1/13	5,200,000	3,094,520
		3,510,520
FINANCIALS - 0.4%
Capital Markets - 0.4%
GLG Partners, Inc. 5% 5/15/14 (f)	10,000,000	11,367,000
TOTAL CONVERTIBLE BONDS (Cost $13,534,466)		14,877,520
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.40% (b)	12,121,824	12,121,824
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	50,005,305	50,005,305
TOTAL MONEY MARKET FUNDS (Cost $62,127,129)		62,127,129
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $3,366,389,404)	3,187,263,893
NET OTHER ASSETS - (1.8)%	(57,268,689)
NET ASSETS - 100%	$ 3,129,995,204
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,104,942 or 0.6% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 79,538
Fidelity Securities Lending Cash Central Fund	1,198,186
Total	$ 1,277,724
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadian Timber Income Fund	$ 931,980	$ 3,505,056	$ -	$ 264,786	$ -
Hanger Orthopedic Group, Inc.	42,309,235	2,904,482	11,396,515	-	24,657,968
Liberty International Acquisition Co.	51,455,066	-	48,288,128	-	-
Total	$ 94,696,281	$ 6,409,538	$ 59,684,643	$ 264,786	$ 24,657,968
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 416,041,132	$ 412,716,231	$ 3,324,901	$ -
Consumer Staples	206,797,067	199,059,125	7,737,942	-
Energy	362,493,562	362,493,562	-	-
Financials	619,295,886	599,434,011	-	19,861,875
Health Care	304,286,902	304,286,902	-	-
Industrials	187,358,283	187,358,283	-	-
Information Technology	588,117,051	587,717,051	400,000	-
Materials	278,205,517	278,205,517	-	-
Telecommunication Services	88,914,702	88,914,702	-	-
Utilities	58,749,142	58,749,142	-	-
Corporate Bonds	14,877,520	-	14,877,520	-
Money Market Funds	62,127,129	62,127,129	-	-
Total Investments in Securities	$ 3,187,263,893	$ 3,141,061,655	$ 26,340,363	$ 19,861,875
The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:

Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(5,925,409)
Cost of Purchases	2,634,973
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	23,152,311
Ending Balance	$ 19,861,875
Total unrealized gain (loss) on investments held at June 30, 2009	$ (5,925,409)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $3,426,498,361. Net unrealized depreciation aggregated $239,234,468, of which $232,623,902 related to appreciated investment securities and $471,858,370 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Capital Development Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2009

1.833435.103

ADESII-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.2%
Johnson Controls, Inc.	300,000	$ 6,516,000
Automobiles - 0.1%
Harley-Davidson, Inc. (d)	150,000	2,431,500
Diversified Consumer Services - 0.3%
Regis Corp.	396,600	6,904,806
Steiner Leisure Ltd. (a)	100,000	3,053,000
		9,957,806
Hotels, Restaurants & Leisure - 1.9%
Ctrip.com International Ltd. sponsored ADR	50,000	2,315,000
Darden Restaurants, Inc.	290,000	9,564,200
Marriott International, Inc. Class A	120,442	2,658,155
P.F. Chang's China Bistro, Inc. (a)(d)	308,000	9,874,480
Penn National Gaming, Inc. (a)	100,000	2,911,000
Starwood Hotels & Resorts Worldwide, Inc.	200,000	4,440,000
The Cheesecake Factory, Inc. (a)	150,000	2,595,000
WMS Industries, Inc. (a)	56,000	1,764,560
Wyndham Worldwide Corp.	800,000	9,696,000
Yum! Brands, Inc.	440,000	14,669,600
		60,487,995
Household Durables - 0.3%
Meritage Homes Corp. (a)	259,731	4,898,527
Pulte Homes, Inc.	180,500	1,593,815
Whirlpool Corp.	50,000	2,128,000
		8,620,342
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	150,000	12,549,000
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	358,600	8,692,464
Media - 0.9%
Comcast Corp. Class A	200,000	2,898,000
McGraw-Hill Companies, Inc.	50,500	1,520,555
The DIRECTV Group, Inc. (a)	455,000	11,243,050
The Walt Disney Co.	380,000	8,865,400
WPP PLC	500,000	3,324,901
		27,851,906
Multiline Retail - 0.6%
Family Dollar Stores, Inc.	325,000	9,197,500
Kohl's Corp. (a)	208,800	8,926,200
		18,123,700
Specialty Retail - 4.4%
Advance Auto Parts, Inc.	179,600	7,451,604
Aeropostale, Inc. (a)	200,000	6,854,000
American Eagle Outfitters, Inc.	550,000	7,793,500
AutoNation, Inc. (a)(d)	200,000	3,470,000
AutoZone, Inc. (a)	91,400	13,811,454
Belle International Holdings Ltd.	13,800,000	12,144,157
Best Buy Co., Inc.	140,200	4,695,298

	Shares	Value
Gap, Inc.	200,000	$ 3,280,000
H&M Hennes & Mauritz AB (B Shares)	33,900	1,691,606
Home Depot, Inc.	385,000	9,097,550
Jos. A. Bank Clothiers, Inc. (a)	196,000	6,754,160
Lowe's Companies, Inc.	190,000	3,687,900
Ross Stores, Inc.	819,485	31,632,121
Sherwin-Williams Co.	90,000	4,837,500
TJX Companies, Inc.	630,700	19,841,822
		137,042,672
Textiles, Apparel & Luxury Goods - 3.9%
Anta Sports Products Ltd.	1,415,000	1,769,229
China Dongxiang Group Co. Ltd.	6,400,000	4,302,507
Gildan Activewear, Inc. (a)	307,700	4,558,225
Iconix Brand Group, Inc. (a)	1,237,300	19,029,674
Li Ning Co. Ltd.	2,250,000	6,633,957
NIKE, Inc. Class B	129,365	6,698,520
Phillips-Van Heusen Corp.	416,900	11,960,861
Polo Ralph Lauren Corp. Class A	270,000	14,455,800
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,215,000	11,870,550
Steven Madden Ltd. (a)	450,000	11,452,500
VF Corp.	188,253	10,419,804
Warnaco Group, Inc. (a)	636,300	20,616,120
		123,767,747
TOTAL CONSUMER DISCRETIONARY		416,041,132
CONSUMER STAPLES - 6.6%
Beverages - 1.5%
Anheuser-Busch InBev NV	832,600	30,061,438
Anheuser-Busch InBev NV (strip VVPR) (a)	160,000	673
Constellation Brands, Inc. Class A (sub. vtg.) (a)	780,000	9,890,400
Dr Pepper Snapple Group, Inc. (a)	300,000	6,357,000
		46,309,511
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	58,400	2,668,880
Kroger Co.	673,100	14,841,855
Nash-Finch Co.	74,423	2,013,886
Wal-Mart Stores, Inc.	1,045,000	50,619,800
		70,144,421
Food Products - 1.4%
Alliance Grain Traders Income Fund	25,000	386,897
Alliance Grain Traders Income Fund rights 12/31/99 (a)(f)	500,000	7,737,942
Archer Daniels Midland Co.	50,000	1,338,500
Chiquita Brands International, Inc. (a)	100,238	1,028,442
ConAgra Foods, Inc.	250,000	4,765,000
Dean Foods Co. (a)	100,000	1,919,000
Fresh Del Monte Produce, Inc. (a)	634,545	10,317,702
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Ralcorp Holdings, Inc. (a)	226,001	$ 13,767,981
TreeHouse Foods, Inc. (a)	71,452	2,055,674
		43,317,138
Household Products - 0.1%
Energizer Holdings, Inc. (a)	56,000	2,925,440
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A	702,800	10,752,840
Tobacco - 1.1%
Altria Group, Inc.	1,110,300	18,197,817
Lorillard, Inc.	150,000	10,165,500
Philip Morris International, Inc.	70,000	3,053,400
Reynolds American, Inc.	50,000	1,931,000
		33,347,717
TOTAL CONSUMER STAPLES		206,797,067
ENERGY - 11.6%
Energy Equipment & Services - 4.7%
BJ Services Co.	321,805	4,386,202
ENSCO International, Inc.	697,500	24,321,825
Helmerich & Payne, Inc.	448,500	13,845,195
Key Energy Services, Inc. (a)	300,000	1,728,000
Nabors Industries Ltd. (a)	955,900	14,892,922
Noble Corp.	1,040,000	31,460,000
Patterson-UTI Energy, Inc.	623,800	8,022,068
Pride International, Inc. (a)	250,000	6,265,000
Rowan Companies, Inc.	500,000	9,660,000
Schlumberger Ltd. (NY Shares)	40,000	2,164,400
Tidewater, Inc.	319,300	13,688,391
Transocean Ltd. (a)	130,000	9,657,700
Weatherford International Ltd. (a)	279,600	5,468,976
		145,560,679
Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp.	90,000	4,085,100
Apache Corp.	208,800	15,064,920
Chesapeake Energy Corp.	750,000	14,872,500
Chevron Corp.	625,400	41,432,750
Cimarex Energy Co.	62,455	1,769,975
ConocoPhillips	189,100	7,953,546
Devon Energy Corp.	50,000	2,725,000
EnCana Corp.	200,000	9,916,602
Enterprise Products Partners LP	200,000	4,988,000
EXCO Resources, Inc. (a)	81,800	1,056,856
Exxon Mobil Corp.	253,333	17,710,510
Frontier Oil Corp.	247,000	3,238,170
Marathon Oil Corp.	1,150,000	34,649,500
Massey Energy Co.	200,000	3,908,000
Occidental Petroleum Corp.	325,000	21,388,250
OPTI Canada, Inc. (a)(d)	3,000,000	5,029,662
Petro-Canada	80,000	3,089,674

	Shares	Value
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	138,800	$ 4,630,368
sponsored ADR	25,000	1,024,500
Range Resources Corp.	100,000	4,141,000
Southwestern Energy Co. (a)	300,000	11,655,000
Sunoco, Inc.	30,000	696,000
XTO Energy, Inc.	50,000	1,907,000
		216,932,883
TOTAL ENERGY		362,493,562
FINANCIALS - 19.8%
Capital Markets - 6.6%
Aberdeen Asset Management PLC	1,000,000	2,039,986
Ameriprise Financial, Inc.	400,000	9,708,000
Bank of New York Mellon Corp.	150,000	4,396,500
Deutsche Bank AG (NY Shares)	495,000	30,195,000
Germany1 Acquisition Ltd.	1,488,300	19,101,892
Germany1 Acquisition Ltd. warrants 9/1/12 (a)	1,260,000	759,983
GLG Partners, Inc. (d)	7,317,062	29,926,784
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	1,501,272
Goldman Sachs Group, Inc.	305,700	45,072,408
Janus Capital Group, Inc.	505,077	5,757,878
Morgan Stanley	1,715,485	48,908,477
State Street Corp.	158,900	7,500,080
		204,868,260
Commercial Banks - 3.2%
BB&T Corp.	210,000	4,615,800
Fifth Third Bancorp	300,000	2,130,000
First Horizon National Corp.	203,156	2,437,872
HDFC Bank Ltd.	84,785	2,651,240
Huntington Bancshares, Inc.	885,400	3,700,972
KeyCorp	990,000	5,187,600
PNC Financial Services Group, Inc.	385,000	14,941,850
Regions Financial Corp.	857,200	3,463,088
U.S. Bancorp, Delaware	387,000	6,935,040
Wells Fargo & Co.	2,252,250	54,639,585
		100,703,047
Consumer Finance - 0.3%
American Express Co.	100,000	2,324,000
Promise Co. Ltd. (d)	500,000	6,399,543
		8,723,543
Diversified Financial Services - 4.6%
Bank of America Corp.	4,350,000	57,420,000
JPMorgan Chase & Co.	2,116,300	72,186,993
Liberty International Acquisition Co. warrants 3/17/13 (a)	4,125,000	4,050,296
PICO Holdings, Inc. (a)	383,989	11,020,484
		144,677,773
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 3.8%
ACE Ltd.	202,000	$ 8,934,460
Aspen Insurance Holdings Ltd.	529,300	11,824,562
Axis Capital Holdings Ltd.	307,500	8,050,350
Berkshire Hathaway, Inc. Class A (a)	76	6,840,000
Genworth Financial, Inc. Class A (non-vtg.)	500,000	3,495,000
Lincoln National Corp.	165,000	2,839,650
Loews Corp.	492,700	13,499,980
Max Capital Group Ltd.	231,736	4,277,847
MetLife, Inc.	222,325	6,671,973
Montpelier Re Holdings Ltd.	506,466	6,730,933
Platinum Underwriters Holdings Ltd.	408,167	11,669,495
Protective Life Corp.	146,200	1,672,528
The Chubb Corp.	122,400	4,881,312
The Travelers Companies, Inc.	662,000	27,168,480
Unum Group	73,300	1,162,538
		119,719,108
Real Estate Investment Trusts - 0.6%
Brandywine Realty Trust (SBI)	203,400	1,515,330
CBL & Associates Properties, Inc. (d)	1,313,648	7,080,563
Public Storage	70,495	4,616,013
Rayonier, Inc.	149,340	5,428,509
Simon Property Group, Inc.	885	45,516
Sunstone Hotel Investors, Inc.	245,000	1,310,750
		19,996,681
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	326,500	3,056,040
Hang Lung Properties Ltd.	3,520,000	11,650,215
Jones Lang LaSalle, Inc.	180,300	5,901,219
		20,607,474
TOTAL FINANCIALS		619,295,886
HEALTH CARE - 9.7%
Biotechnology - 0.4%
Gilead Sciences, Inc. (a)	300,000	14,052,000
ImmunoGen, Inc. (a)	10,000	86,100
		14,138,100
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (a)	500,000	5,070,000
C.R. Bard, Inc.	100,000	7,445,000
Cooper Companies, Inc.	350,000	8,655,500
Covidien PLC	677,500	25,365,600
Hospira, Inc. (a)	140,000	5,392,800
		51,928,900
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	200,000	3,548,000
Brookdale Senior Living, Inc.	545,700	5,315,118
Express Scripts, Inc. (a)	337,036	23,171,225

	Shares	Value
Futuremed Healthcare Income Fund	497,900	$ 3,039,369
Hanger Orthopedic Group, Inc. (a)(e)	1,814,420	24,657,968
Humana, Inc. (a)	50,000	1,613,000
Lincare Holdings, Inc. (a)	100,000	2,352,000
McKesson Corp.	130,000	5,720,000
Medco Health Solutions, Inc. (a)	431,400	19,676,154
WellPoint, Inc. (a)	70,000	3,562,300
		92,655,134
Health Care Technology - 0.2%
Cerner Corp. (a)(d)	100,000	6,229,000
Pharmaceuticals - 4.4%
Allergan, Inc.	375,000	17,842,500
AstraZeneca PLC sponsored ADR	250,000	11,035,000
Johnson & Johnson	65,000	3,692,000
King Pharmaceuticals, Inc. (a)	400,000	3,852,000
Mylan, Inc. (a)	200,000	2,610,000
Perrigo Co.	160,000	4,444,800
Pfizer, Inc.	2,680,000	40,200,000
Sanofi-Aventis sponsored ADR	250,000	7,372,500
Schering-Plough Corp.	335,000	8,415,200
Teva Pharmaceutical Industries Ltd. sponsored ADR	739,821	36,502,768
Watson Pharmaceuticals, Inc. (a)	100,000	3,369,000
		139,335,768
TOTAL HEALTH CARE		304,286,902
INDUSTRIALS - 6.0%
Aerospace & Defense - 2.6%
Bombardier, Inc. Class B (sub. vtg.)	1,000,000	2,966,211
Goodrich Corp.	100,000	4,997,000
Honeywell International, Inc.	573,867	18,019,424
L-3 Communications Holdings, Inc.	145,681	10,107,348
Lockheed Martin Corp.	52,522	4,235,899
Northrop Grumman Corp.	78,700	3,595,016
Precision Castparts Corp.	15,000	1,095,450
Raytheon Co.	381,937	16,969,461
United Technologies Corp.	370,000	19,225,200
		81,211,009
Air Freight & Logistics - 0.7%
Dynamex, Inc. (a)	100,000	1,539,000
Expeditors International of Washington, Inc.	100,000	3,334,000
United Parcel Service, Inc. Class B	360,000	17,996,400
		22,869,400
Commercial Services & Supplies - 0.3%
Cintas Corp.	60,000	1,370,400
United Stationers, Inc. (a)	230,000	8,022,400
		9,392,800
Electrical Equipment - 0.2%
Regal-Beloit Corp.	180,867	7,184,037
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Textron, Inc.	259,000	$ 2,501,940
Machinery - 0.0%
Navistar International Corp. (a)	1,000	43,600
Marine - 0.2%
Alexander & Baldwin, Inc.	220,097	5,159,074
Genco Shipping & Trading Ltd.	10,000	217,200
		5,376,274
Professional Services - 0.1%
Manpower, Inc.	80,000	3,387,200
Road & Rail - 1.3%
CSX Corp.	200,000	6,926,000
Norfolk Southern Corp.	534,200	20,123,314
Ryder System, Inc.	100,000	2,792,000
Union Pacific Corp.	200,000	10,412,000
		40,253,314
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	730,000	10,555,800
Interline Brands, Inc. (a)	335,008	4,582,909
		15,138,709
TOTAL INDUSTRIALS		187,358,283
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 2.8%
Adtran, Inc.	100,000	2,147,000
Cisco Systems, Inc. (a)	3,223,300	60,082,312
Juniper Networks, Inc. (a)	409,500	9,664,200
Nokia Corp. sponsored ADR	640,000	9,331,200
Tellabs, Inc. (a)	1,050,000	6,016,500
		87,241,212
Computers & Peripherals - 6.1%
Apple, Inc. (a)	590,000	84,033,693
Dell, Inc. (a)	1,475,400	20,257,242
EMC Corp. (a)	300,000	3,930,000
Hewlett-Packard Co.	1,250,500	48,331,825
International Business Machines Corp.	106,400	11,110,288
NCR Corp. (a)	436,560	5,164,505
Seagate Technology	200,000	2,092,000
Western Digital Corp. (a)	555,000	14,707,500
		189,627,053
Electronic Equipment & Components - 0.5%
Celestica, Inc. (sub. vtg.) (a)	885,000	5,995,873
Corning, Inc.	300,000	4,818,000
SYNNEX Corp. (a)	162,900	4,070,871
		14,884,744
Internet Software & Services - 2.8%
Baidu.com, Inc. sponsored ADR (a)	62,800	18,908,452
eBay, Inc. (a)	500,000	8,565,000
Google, Inc. Class A (sub. vtg.) (a)	26,600	11,214,294

	Shares	Value
LogMeIn, Inc.	25,000	$ 400,000
NetEase.com, Inc. sponsored ADR (a)	582,600	20,495,868
Open Text Corp. (a)	200,000	7,308,056
Sohu.com, Inc. (a)	170,500	10,712,515
Tencent Holdings Ltd.	950,000	11,087,562
		88,691,747
IT Services - 2.1%
Affiliated Computer Services, Inc. Class A (a)	235,556	10,463,398
Alliance Data Systems Corp. (a)(d)	295,750	12,181,943
Computer Sciences Corp. (a)	346,200	15,336,660
Fidelity National Information Services, Inc.	500,000	9,980,000
Hewitt Associates, Inc. Class A (a)	460,000	13,698,800
Visa, Inc.	50,000	3,113,000
		64,773,801
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	632,503	6,938,558
ASML Holding NV (NY Shares)	661,500	14,321,475
Intel Corp.	1,200,000	19,860,000
KLA-Tencor Corp.	100,000	2,525,000
MEMC Electronic Materials, Inc. (a)	295,800	5,268,198
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	150,000	1,411,500
		50,324,731
Software - 2.9%
Autonomy Corp. PLC (a)	620,000	14,657,299
BMC Software, Inc. (a)	445,000	15,036,550
CA, Inc.	282,700	4,927,461
Changyou.com Ltd. (A Shares) ADR	6,100	234,667
Citrix Systems, Inc. (a)	300,000	9,567,000
Microsoft Corp.	622,000	14,784,940
Oracle Corp.	1,012,400	21,685,608
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	89,000	4,653,810
Sybase, Inc. (a)	224,200	7,026,428
		92,573,763
TOTAL INFORMATION TECHNOLOGY		588,117,051
MATERIALS - 8.9%
Chemicals - 1.6%
Dow Chemical Co.	1,270,000	20,497,800
Innospec, Inc.	237,729	2,555,587
Neo Material Technologies, Inc. (a)	3,330,600	5,898,922
Potash Corp. of Saskatchewan, Inc.	100,000	9,327,659
The Mosaic Co.	245,915	10,894,035
		49,174,003
Construction Materials - 0.3%
Eagle Materials, Inc.	330,000	8,329,200
Vulcan Materials Co.	30,600	1,318,860
		9,648,060
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.0%
Pactiv Corp. (a)	40,000	$ 868,000
Metals & Mining - 6.9%
Agnico-Eagle Mines Ltd. (Canada)	667,200	35,146,887
Alcoa, Inc.	470,000	4,855,100
ArcelorMittal SA (NY Shares) Class A	820,000	27,125,600
Barrick Gold Corp.	531,400	17,886,949
BHP Billiton PLC	600,000	13,463,908
Carpenter Technology Corp.	418,200	8,702,742
Centerra Gold, Inc. (a)	200,000	911,358
Freeport-McMoRan Copper & Gold, Inc. Class B	370,000	18,540,700
Kinross Gold Corp.	1,144,800	20,866,443
Newcrest Mining Ltd.	487,050	11,972,618
Newmont Mining Corp.	286,500	11,709,255
Nucor Corp.	76,500	3,398,895
Red Back Mining, Inc. (a)	500,000	4,359,041
Sherritt International Corp. (d)	2,000,000	9,010,403
Silver Standard Resources, Inc. (a)	365,000	6,843,752
Tata Steel Ltd.	2,370,000	19,389,329
		214,182,980
Paper & Forest Products - 0.1%
Acadian Timber Income Fund	610,800	4,332,474
TOTAL MATERIALS		278,205,517
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	275,200	6,835,968
Embarq Corp.	257,100	10,813,626
Iliad Group SA (d)	196,031	19,011,611
Qwest Communications International, Inc.	1,700,000	7,055,000
Verizon Communications, Inc.	425,000	13,060,250
		56,776,455
Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp. (a)	1,587,000	7,633,470
Vodafone Group PLC sponsored ADR	1,257,300	24,504,777
		32,138,247
TOTAL TELECOMMUNICATION SERVICES		88,914,702
UTILITIES - 1.8%
Electric Utilities - 0.3%
Entergy Corp.	85,000	6,589,200
Exelon Corp.	36,000	1,843,560
		8,432,760

	Shares	Value
Independent Power Producers & Energy Traders - 0.2%
AES Corp.	550,000	$ 6,385,500
Capital Power Corp. (g)	75,000	1,441,192
		7,826,692
Multi-Utilities - 1.3%
CMS Energy Corp.	319,422	3,858,618
PG&E Corp.	330,000	12,685,200
Public Service Enterprise Group, Inc.	559,400	18,253,222
Sempra Energy	155,000	7,692,650
		42,489,690
TOTAL UTILITIES		58,749,142
TOTAL COMMON STOCKS (Cost $3,290,727,809)		3,110,259,244
Convertible Bonds - 0.5%
	Principal Amount
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Trico Marine Services, Inc.:
3% 1/15/27	$ 1,600,000	416,000
8.125% 2/1/13	5,200,000	3,094,520
		3,510,520
FINANCIALS - 0.4%
Capital Markets - 0.4%
GLG Partners, Inc. 5% 5/15/14 (f)	10,000,000	11,367,000
TOTAL CONVERTIBLE BONDS (Cost $13,534,466)		14,877,520
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.40% (b)	12,121,824	12,121,824
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	50,005,305	50,005,305
TOTAL MONEY MARKET FUNDS (Cost $62,127,129)		62,127,129
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $3,366,389,404)	3,187,263,893
NET OTHER ASSETS - (1.8)%	(57,268,689)
NET ASSETS - 100%	$ 3,129,995,204
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,104,942 or 0.6% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 79,538
Fidelity Securities Lending Cash Central Fund	1,198,186
Total	$ 1,277,724
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadian Timber Income Fund	$ 931,980	$ 3,505,056	$ -	$ 264,786	$ -
Hanger Orthopedic Group, Inc.	42,309,235	2,904,482	11,396,515	-	24,657,968
Liberty International Acquisition Co.	51,455,066	-	48,288,128	-	-
Total	$ 94,696,281	$ 6,409,538	$ 59,684,643	$ 264,786	$ 24,657,968
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 416,041,132	$ 412,716,231	$ 3,324,901	$ -
Consumer Staples	206,797,067	199,059,125	7,737,942	-
Energy	362,493,562	362,493,562	-	-
Financials	619,295,886	599,434,011	-	19,861,875
Health Care	304,286,902	304,286,902	-	-
Industrials	187,358,283	187,358,283	-	-
Information Technology	588,117,051	587,717,051	400,000	-
Materials	278,205,517	278,205,517	-	-
Telecommunication Services	88,914,702	88,914,702	-	-
Utilities	58,749,142	58,749,142	-	-
Corporate Bonds	14,877,520	-	14,877,520	-
Money Market Funds	62,127,129	62,127,129	-	-
Total Investments in Securities	$ 3,187,263,893	$ 3,141,061,655	$ 26,340,363	$ 19,861,875
The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:

Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(5,925,409)
Cost of Purchases	2,634,973
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	23,152,311
Ending Balance	$ 19,861,875
Total unrealized gain (loss) on investments held at June 30, 2009	$ (5,925,409)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $3,426,498,361. Net unrealized depreciation aggregated $239,234,468, of which $232,623,902 related to appreciated investment securities and $471,858,370 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2009